Schedule of Investments (unaudited)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Affirm Asset Securitization Trust, 5.08%, 04/15/30(a)	USD2,886	$2,887,305
AIMCO CLO 23 Ltd., 5.39%, 04/20/38, (3-mo. CME Term SOFR + 1.130%)(a)(b)	USD1,020	1,019,007
AMMC CLO 21 Ltd., 6.21%, 11/02/30, (3-mo. CME Term SOFR + 1.942%)(a)(b)	USD335	334,340
Anchorage Capital CLO 7 Ltd., 5.87%, 04/28/37, (3-mo. CME Term SOFR + 1.560%)(a)(b)	USD8,625	8,662,277
Ares LVI CLO Ltd., 5.57%, 01/25/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD400	400,796
ARI Fleet Lease Trust
5.54%, 04/15/33(a)	USD658	661,512
4.59%, 03/15/34(a)	USD9,355	9,365,696
4.60%, 03/15/34(a)	USD331	332,472
Asimi Funding PLC
5.22%, 09/16/31, (1-day SONIA + 1.000%)(b)(c)	GBP114	150,995
5.57%, 09/16/31, (1-day SONIA + 1.350%)(b)(c)	GBP100	132,345
6.17%, 09/16/31, (1-day SONIA + 1.950%)(b)(c)	GBP100	132,443
5.17%, 05/16/32, (1-day SONIA + 1.400%)(b)(c)	GBP604	800,286
5.62%, 05/16/32, (1-day SONIA + 1.200%)(b)(c)	GBP134	177,427
Asset-Backed European Securitisation Transaction Twenty-Five SRL, 3.14%, 11/15/39, (1-mo. EURIBOR + 1.250%)(b)(c)	EUR100	114,761
Asset-Backed European Securitisation Transaction Twenty-Three SARL
3.50%, 03/21/34, (1-mo. EURIBOR + 1.600%)(b)(c)	EUR100	115,195
3.80%, 03/21/34, (1-mo. EURIBOR + 1.900%)(b)(c)	EUR100	115,151
4.30%, 03/21/34, (1-mo. EURIBOR + 2.400%)(b)(c)	EUR100	115,144
Auto ABS Italian Stella Loans SRL
3.60%, 12/29/36, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR82	94,084
4.20%, 12/29/36, (1-mo. EURIBOR + 2.300%)(b)(c)	EUR82	94,356
Auto ABS Spanish Loans FT, 2.76%, 09/28/38, (1-mo. EURIBOR + 0.850%)(b)(c)	EUR1,948	2,228,972
AutoFlorence 2 SRL
2.60%, 12/24/44, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR2,263	2,583,368
2.65%, 12/24/44, (1-mo. EURIBOR + 0.750%)(b)(c)	EUR197	224,425
AutoFlorence 3 SRL, 4.26%, 12/25/46, (1-mo. EURIBOR + 2.350%)(b)(c)	EUR215	248,335
AutoNation Finance Trust, 4.62%, 11/13/29(a)	USD488	489,800
Autonoria Spain FT, 3.91%, 01/26/40, (1-mo. EURIBOR + 2.000%)(b)(c)	EUR223	258,520
BA Credit Card Trust, 4.98%, 11/15/28	USD4,705	4,743,873
Bain Capital CLO Ltd. Series 2024-1A, Class A1, 5.87%, 04/16/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD2,235	2,244,126
Security	Par (000)	Value
Bain Capital Credit CLO Ltd., 5.53%, 10/20/34, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD1,510	$1,512,884
Benefit Street Partners CLO VIII Ltd. Series 2015-8A, Class A1AR, 5.69%, 01/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD70	70,325
Benefit Street Partners CLO XXI Ltd. Series 2020 21A, Class A1R, 5.75%, 10/15/34, (3-mo. CME Term SOFR + 1.432%)(a)(b)	USD1,750	1,753,365
Birch Grove CLO 3 Ltd., 5.59%, 01/19/38, (3-mo. CME Term SOFR + 1.260%)(a)(b)	USD4,615	4,620,244
Blueberry Park CLO Ltd., 5.68%, 10/20/37, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD2,000	2,005,854
BofA Auto Trust, 4.35%, 11/20/29(a)	USD2,245	2,247,967
Brex Commercial Charge Card Master Trust, 6.05%, 07/15/27(a)	USD277	278,701
Brignole Co., 3.90%, 02/24/42, (1-mo. EURIBOR + 2.000%)(b)(c)	EUR64	73,169
Bryant Park Funding Ltd., 5.94%, 04/15/37, (3-mo. CME Term SOFR + 1.620%)(a)(b)	USD1,440	1,445,412
Cardiff Auto Receivables Securitisation PLC
6.12%, 08/20/31(c)	GBP266	351,532
6.82%, 08/20/31, (1-day SONIA + 2.600%)(b)(c)	GBP202	267,803
5.62%, 08/20/31, (1-day SONIA + 1.400%)(b)(c)	GBP611	807,927
Carlyle C17 CLO Ltd. Series C17A, Class A1AR, 5.60%, 04/30/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD123	123,173
Carlyle Global Market Strategies CLO Ltd. Series 2014-1A, Class A1R2, 5.51%, 04/17/31, (3-mo. CME Term SOFR + 1.232%)(a)(b)	USD885	885,218
CarMax Auto Owner Trust, 4.92%, 10/16/28	USD693	696,359
CarVal CLO IX-C Ltd., 6.01%, 04/20/37, (3-mo. CME Term SOFR + 1.680%)(a)(b)	USD1,000	1,005,300
Carval CLO X-C Ltd., 5.79%, 07/20/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	USD2,000	2,007,769
Cbam Ltd. Series 2018-7A, Class A, 5.69%, 07/20/31, (3-mo. CME Term SOFR + 1.362%)(a)(b)	USD317	317,153
Chesapeake Funding II LLC, 5.52%, 05/15/36(a)	USD2,942	2,969,942
CIFC Funding Ltd.
5.88%, 04/21/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD2,500	2,510,598
5.69%, 07/17/37, (3-mo. CME Term SOFR + 1.410%)(a)(b)	USD3,500	3,511,270
5.97%, 07/23/37, (3-mo. CME Term SOFR + 1.650%)(a)(b)	USD500	501,389
5.70%, 10/20/37, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD1,250	1,254,205
5.06%, 04/27/31, (3-mo. CME Term SOFR + 0.750%)(a)(b)	USD2,401	2,399,725
Citibank Credit Card Issuance Trust, 5.23%, 05/14/29, (1-mo. CME Term SOFR + 0.884%)(b)	USD298	300,890

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
CNH Equipment Trust, 4.77%, 06/15/29	USD3,034	$3,044,782
College Ave Student Loans LLC Series 2021-A, Class A1, 5.57%, 07/25/51, (1-mo. CME Term SOFR + 1.214%)(a)(b)	USD131	130,069
Compartment BL Consumer Credit
2.81%, 09/25/41, (1-mo. EURIBOR + 0.900%)(b)	EUR817	934,364
2.54%, 09/25/41, (1-mo. EURIBOR + 0.630%)(b)	EUR899	1,025,999
Delamare Cards MTN Issuer PLC, 5.02%, 04/19/31, (1-day SONIA + 0.800%)(b)(c)	GBP3,610	4,774,025
Dell Equipment Finance Trust
4.68%, 07/22/27(a)	USD2,618	2,623,127
4.61%, 02/24/31(a)	USD2,997	3,011,570
Dilosk Rmbs No. 9 Dac, 2.62%, 01/25/63, (3-mo. EURIBOR + 0.680%)(b)(c)	EUR702	802,049
Dowson PLC
5.82%, 08/20/31, (1-day SONIA + 1.600%)(b)(c)	GBP117	153,686
6.57%, 08/20/31, (1-day SONIA + 2.350%)(b)(c)	GBP100	131,345
Dryden 77 CLO Ltd. Series 2020-77A, Class XR, 5.58%, 05/20/34, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD63	62,498
Dryden XXVI Senior Loan Fund, 6.03%, 04/15/29, (3-mo. CME Term SOFR + 1.712%)(a)(b)	USD600	601,783
Dutch Property Finance BV
2.70%, 10/28/59, (3-mo. EURIBOR + 0.750%)(b)(c)	EUR5,580	6,375,573
Series 2021-2, Class A, 2.65%, 04/28/59, (3-mo. EURIBOR + 0.700%)(b)(c)	EUR3,259	3,720,487
Edenbrook Mortgage Funding PLC
6.19%, 03/22/57, (1-day SONIA + 1.950%)(b)(c)	GBP253	335,734
6.79%, 03/22/57, (1-day SONIA + 2.550%)(b)(c)	GBP146	194,245
Elmwood CLO 26 Ltd., 5.77%, 04/18/37, (3-mo. CME Term SOFR + 1.500%)(a)(b)	USD3,740	3,753,079
Elmwood CLO II Ltd., 6.03%, 10/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD4,200	4,212,384
Elmwood CLO III Ltd., 5.93%, 07/18/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD500	500,914
Empower CLO Ltd., 5.72%, 10/20/37, (3-mo. CME Term SOFR + 1.390%)(a)(b)	USD1,895	1,901,873
Enterprise Fleet Financing LLC
5.42%, 10/22/29(a)	USD7,150	7,219,479
5.23%, 03/20/30(a)	USD2,291	2,304,207
5.16%, 09/20/30(a)	USD223	226,325
4.98%, 08/21/28(a)	USD1,518	1,531,498
5.06%, 03/20/31(a)	USD492	499,548
4.56%, 11/20/28(a)	USD1,370	1,374,912
4.70%, 06/20/31(a)	USD177	178,181
4.82%, 02/20/29(a)	USD1,424	1,437,851
4.41%, 06/20/29(a)	USD2,981	2,981,804
Finance Ireland Auto Receivables No. 2 DAC
2.83%, 11/14/34, (1-mo. EURIBOR + 0.900%)(b)(c)	EUR180	205,475
2.61%, 11/14/34, (1-mo. EURIBOR + 0.680%)(b)(c)	EUR2,505	2,862,938
Security	Par (000)	Value
Flatiron CLO 23 LLC, 5.55%, 04/17/36, (3-mo. CME Term SOFR + 1.240%)(a)(b)	USD1,455	$1,456,966
Ford Credit Auto Owner Trust, 5.53%, 09/15/28	USD9,198	9,279,978
Ford Credit Auto Owner Trust/Ford Credit, 4.86%, 08/15/37(a)(d)	USD5,736	5,823,240
Ford Credit Floorplan Master Owner Trust A
5.59%, 05/15/28, (30-day Avg SOFR + 1.250%)(a)(b)	USD11,535	11,597,160
5.24%, 04/15/31(a)	USD3,850	3,951,030
Fortuna Consumer Loan ABS DAC
3.23%, 02/18/34, (1-mo. EURIBOR + 1.350%)(b)(c)	EUR145	165,904
4.18%, 02/18/34, (1-mo. EURIBOR + 2.300%)(b)(c)	EUR72	83,428
3.18%, 10/18/34, (1-mo. EURIBOR + 1.300%)(b)	EUR400	458,368
3.53%, 10/18/34, (1-mo. EURIBOR + 1.650%)(b)	EUR100	114,953
2.88%, 04/18/35, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR500	571,949
3.23%, 04/18/35, (1-mo. EURIBOR + 1.350%)(b)(c)	EUR100	114,605
2.58%, 04/18/35, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR2,500	2,858,956
Foundation Finance Trust
5.50%, 12/15/49(a)	USD2,051	2,084,770
4.95%, 04/15/50(a)	USD2,928	2,941,348
FTA Consumo Santander
3.67%, 07/20/38, (3-mo. EURIBOR + 1.650%)(b)(c)	EUR157	179,729
3.32%, 07/20/38, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR157	179,732
GAMMA Sociedade de Titularizacao de Creditos, 2.95%, 02/25/34, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR994	1,137,402
GM Financial Revolving Receivables Trust
5.77%, 08/11/36(a)	USD5,289	5,518,380
4.98%, 12/11/36(a)	USD2,233	2,276,433
4.52%, 03/11/37(a)	USD2,443	2,451,368
GMF Floorplan Owner Revolving Trust, 4.73%, 11/15/29(a)	USD2,831	2,853,559
Golden Bar Securitisation SRL, 3.54%, 09/22/43, (3-mo. EURIBOR + 1.500%)(b)(c)	EUR225	259,592
Golden Ray SA - Compartment 1
3.90%, 12/27/57, (1-mo. EURIBOR + 2.000%)(b)(c)	EUR100	113,081
2.70%, 12/27/57, (1-mo. EURIBOR + 0.800%)(b)(c)	EUR622	710,577
3.40%, 12/27/57, (1-mo. EURIBOR + 1.500%)(b)(c)	EUR100	113,912
GoldenTree Loan Management U.S. CLO 8 Ltd., 5.48%, 10/20/34, (3-mo. CME Term SOFR + 1.150%)(a)(b)	USD1,430	1,431,379
Golub Capital Partners CLO 66B Ltd., 5.77%, 07/25/38, (3-mo. CME Term SOFR + 1.450%)(a)(b)	USD1,890	1,899,561
Golub Capital Partners CLO 77 B Ltd., 5.57%, 01/25/38, (3-mo. CME Term SOFR + 1.250%)(a)(b)	USD3,165	3,169,537
GreatAmerica Leasing Receivables Funding LLC Series, 5.28%, 03/15/27(a)	USD1,474	1,478,826

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
GreenSky Home Improvement Issuer Trust, 4.89%, 06/25/60(a)	USD1,670	$1,673,258
Halseypoint CLO 6 Ltd., 5.68%, 01/20/38, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD1,500	1,505,508
Halseypoint CLO 7 Ltd., 5.78%, 07/20/38, (3-mo. CME Term SOFR + 1.450%)(a)(b)(e)	USD2,000	2,009,850
Hermitage PLC
6.57%, 04/21/33, (1-day SONIA + 2.350%)(b)(c)	GBP63	83,727
5.82%, 04/21/33, (1-day SONIA + 1.600%)(b)(c)	GBP72	94,928
Hill FL BV
3.93%, 02/18/32, (1-mo. EURIBOR + 2.050%)(b)(c)	EUR83	95,605
5.08%, 02/18/32, (1-mo. EURIBOR + 3.200%)(b)(c)	EUR83	95,481
2.60%, 10/18/32, (1-mo. EURIBOR + 0.720%)(c)	EUR1,443	1,648,459
3.83%, 10/18/32, (1-mo. EURIBOR + 1.950%)(b)(c)	EUR100	112,596
Hops Hill No. 4 PLC
5.92%, 04/21/56, (1-day SONIA + 1.700%)(b)(c)	GBP161	214,377
6.52%, 04/21/56, (1-day SONIA + 2.300%)(b)(c)	GBP165	221,112
5.10%, 04/21/56, (1-day SONIA + 0.880%)(b)(c)	GBP1,443	1,916,993
5.52%, 04/21/56, (1-day SONIA + 1.300%)(b)(c)	GBP628	835,682
Hyundai Auto Receivables Trust
5.48%, 04/17/28	USD206	207,732
4.99%, 02/15/29	USD7,120	7,169,902
Incref LLC, 6.08%, 10/19/42, (3-mo. CME Term SOFR + 1.200%)(a)(b)	USD4,040	4,043,768
Italian Stella Loans SRL, 3.31%, 05/27/39, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR96	109,693
John Deere Owner Trust, 4.96%, 11/15/28	USD9,312	9,375,595
KKR CLO 21 Ltd., 5.58%, 04/15/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD1,758	1,759,742
KKR CLO 35 Ltd., 5.53%, 01/20/38, (3-mo. CME Term SOFR + 0.990%)(a)(b)	USD1,500	1,500,658
KKR CLO 47 Ltd., 5.69%, 01/15/38, (3-mo. CME Term SOFR + 1.370%)(a)(b)	USD695	697,568
LCM 29 Ltd. Series 29A, Class AR, 5.65%, 04/15/31, (3-mo. CME Term SOFR + 1.332%)(a)(b)	USD1,161	1,161,199
Lendmark Fundinf Trust, 4.78%, 10/20/34(a)	USD3,003	2,998,977
London Cards No. 2 PLC
6.72%, 03/28/34(c)	GBP100	133,439
5.62%, 03/28/34, (1-day SONIA + 1.400%)(b)(c)	GBP904	1,205,398
7.67%, 03/28/34, (1-day SONIA + 3.450%)(b)(c)	GBP100	134,031
Lyra Music Assets Delaware LP, 5.60%, 09/20/65(a)	USD1,108	1,107,991
M&T Equipment Notes, 4.70%, 12/16/27(a)	USD751	751,887
Madison Park Funding L Ltd., 5.73%, 04/19/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD500	500,600
Security	Par (000)	Value
Madison Park Funding LVII Ltd., 5.59%, 07/27/34, (3-mo. CME Term SOFR + 1.280%)(a)(b)	USD1,635	$1,637,810
Madison Park Funding XXI Ltd., 5.66%, 10/15/32, (3-mo. CME Term SOFR + 1.342%)(a)(b)	USD5,048	5,055,149
Mariner CLO LLC, 5.91%, 01/23/37, (3-mo. CME Term SOFR + 1.590%)(a)(b)	USD680	681,828
Marzio Finance SRL, 2.78%, 05/28/49, (1-mo. EURIBOR + 0.880%)(b)(c)	EUR858	983,316
Metro Finance Trust
5.02%, 09/17/30	AUD382	246,453
4.94%, 10/15/31, (1-month BB Swap + 1.550%)(b)	AUD3,841	2,473,985
5.32%, 10/15/31, (1-day SONIA + 0.950%)(b)	AUD500	322,215
MMAF Equipment Finance LLC, 4.95%, 07/14/31(a)	USD1,197	1,209,141
Molossus BTL PLC, 5.19%, 04/18/61, (1-day SONIA + 0.950%)(b)(c)	GBP1,386	1,834,314
Navient Private Education Loan Trust, 5.18%, 12/15/59, (1-mo. CME Term SOFR + 0.834%)(a)(b)	USD673	673,265
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1B, 5.46%, 04/15/69, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD3,416	3,398,273
Series 2021-BA, Class A, 0.94%, 07/15/69(a)	USD3,367	3,055,752
Series 2021-DA, Class A, 5.51%, 04/15/60, (PRIME - 1.990%)(a)(b)	USD3,898	3,846,061
Navient Student Loan Trust, 6.00%, 03/15/72, (30-day Avg SOFR + 1.700%)(a)(b)	USD1,511	1,523,522
Navistar Financial Dealer Note Master Owner Trust, 5.59%, 04/25/29(a)	USD2,921	2,939,548
Nelnet Student Loan Trust
5.21%, 04/20/62, (1-mo. CME Term SOFR + 0.854%)(a)(b)	USD2,752	2,737,984
5.16%, 04/20/62, (1-mo. CME Term SOFR + 0.804%)(a)(b)	USD1,442	1,414,959
7.15%, 11/25/53(a)	USD927	949,224
5.44%, 03/15/57, (30-day Avg SOFR + 1.100%)(a)(b)	USD3,413	3,393,637
Series 2021-A, Class A1, 5.27%, 04/20/62, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD3,246	3,242,230
Series 2021-BA, Class AFL, 5.25%, 04/20/62, (1-mo. CME Term SOFR + 0.894%)(a)(b)	USD5,999	5,967,927
NewDay Funding
5.87%, 03/15/32, (1-day SONIA + 1.650%)(b)(c)	GBP155	206,570
6.62%, 03/15/32, (1-day SONIA + 2.400%)(b)(c)	GBP110	147,404
Newday Funding Master Issuer PLC
5.72%, 11/15/31, (1-day SONIA + 1.500%)(c)	GBP1,306	1,740,528
6.87%, 07/15/32, (1-day SONIA + 2.650%)(b)(c)	GBP256	342,737
6.12%, 07/15/32, (1-day SONIA + 1.900%)(b)(c)	GBP116	154,621
5.62%, 07/15/32, (1-day SONIA + 1.400%)(b)(c)	GBP102	135,343
5.82%, 11/15/32, (1-day SONIA + 1.600%)(c)	GBP146	193,662

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
5.37%, 04/15/33, (1-day SONIA + 1.150%)(c)	GBP113	$149,974
5.07%, 04/15/33, (1-day SONIA + 0.850%)(b)(c)	GBP1,492	1,975,357
Noria DE, 3.56%, 02/25/43, (1-mo. EURIBOR + 1.650%)(b)(c)	EUR96	110,639
Oaktree CLO Ltd.
5.88%, 04/20/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD2,000	2,008,271
5.51%, 01/15/38, (3-mo. CME Term SOFR + 1.190%)(a)(b)	USD4,110	4,108,726
OCP CLO Ltd., 5.46%, 04/16/38, (3-mo. CME Term SOFR + 1.140%)(a)(b)	USD4,140	4,135,968
Octagon 55 Ltd., 5.73%, 07/20/34, (3-mo. CME Term SOFR + 1.402%)(a)(b)	USD2,700	2,703,642
Octagon Investment Partners XVII Ltd. Series 2013-1A, Class A1R2, 5.58%, 01/25/31, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD28	28,093
OHA Credit Funding 3 Ltd., 5.65%, 01/20/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD750	752,250
OHA Loan Funding Ltd., 6.03%, 07/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD250	250,967
OneMain Direct Auto Receivables Trust, 5.94%, 03/14/29, (30-day Avg SOFR + 1.600%)(a)(b)	USD2,616	2,626,338
OneMain Financial Issuance Trust, 5.84%, 09/15/36, (30-day Avg SOFR + 1.500%)(a)(b)	USD2,201	2,236,623
Palmer Square CLO Ltd.
6.03%, 10/20/37, (3-mo. CME Term SOFR + 1.700%)(a)(b)	USD4,000	4,012,594
Series 2021-3A, Class A1, 5.73%, 01/15/35, (3-mo. CME Term SOFR + 1.412%)(a)(b)	USD500	501,202
Panorama Auto Trust
4.74%, 03/15/33, (3-mo. EURIBOR + 0.810%)(b)(c)	AUD2,283	1,465,845
5.12%, 03/15/33, (1-month BB Swap + 1.350%)(c)	AUD500	320,348
Park Blue CLO Ltd., 5.47%, 04/25/38, (3-mo. CME Term SOFR + 1.220%)(a)(b)	USD2,000	2,000,329
PARK BLUE CLO Ltd., 5.81%, 04/20/37, (3-mo. CME Term SOFR + 1.480%)(a)(b)	USD925	929,162
PCL Funding IX PLC
5.12%, 07/16/29, (1-day SONIA + 0.900%)(c)	GBP1,504	1,991,898
5.52%, 07/16/29, (1-day SONIA + 1.300%)(c)	GBP106	140,067
PCL Funding VIII PLC
5.40%, 05/15/28, (1-day SONIA + 1.180%)(b)(c)	GBP3,193	4,234,837
6.72%, 05/15/28, (1-day SONIA + 2.500%)(c)	GBP592	790,910
PFS Financing Corp.
5.49%, 08/15/27, (30-day Avg SOFR + 1.150%)(a)(b)	USD11,549	11,550,114
4.85%, 02/15/30(a)	USD7,281	7,345,984
4.95%, 02/15/29(a)	USD625	629,264
4.47%, 05/15/30(a)	USD4,954	4,952,310
Security	Par (000)	Value
Pikes Peak CLO 16 Ltd., 5.78%, 07/25/37, (3-mo. CME Term SOFR + 1.460%)(a)(b)	USD1,500	$1,506,090
Point Broadband Funding LLC, 5.34%, 07/20/55(a)	USD1,033	1,033,209
Polus U.S. CLO II Ltd., 5.80%, 07/20/38, (3-mo. CME Term SOFR + 1.520%)(a)(b)	USD1,940	1,949,621
Pony SA Compartment German Auto Loans, 3.13%, 01/14/33, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR100	114,399
Porsche Financial Auto Securitization Trust, 5.79%, 01/22/29(a)	USD3,381	3,404,768
Post CLO Ltd., 5.93%, 04/20/37, (3-mo. CME Term SOFR + 1.600%)(a)(b)	USD1,000	1,003,748
Prodigy Finance DAC Series 2021-1A, Class A, 5.72%, 07/25/51, (1-mo. CME Term SOFR + 1.364%)(a)(b)	USD377	376,606
Provident Funding Mortgage Trust, 2.50%, 11/25/51(a)(b)	USD1,550	1,363,228
Quarzo Srl, 2.79%, 03/15/42, (1-month BB Swap + 1.170%)(b)(c)	EUR1,572	1,799,173
Quarzo SRL, 4.28%, 06/15/41, (3-mo. EURIBOR + 2.300%)(b)(c)	EUR82	94,408
Rad CLO 7 Ltd., 5.63%, 04/17/36, (3-mo. CME Term SOFR + 1.350%)(a)(b)	USD1,570	1,572,355
Red & Black Auto Germany 8 UG, Class B, 2.68%, 09/15/30, (1-mo. EURIBOR + 0.750%)(b)(c)	EUR89	101,682
Red & Black Auto Italy SRL, 3.00%, 07/28/36, (1-mo. EURIBOR + 1.100%)(b)(c)	EUR100	114,336
Regatta 30 Funding Ltd., 5.64%, 01/25/38, (3-mo. CME Term SOFR + 1.320%)(a)(b)	USD1,820	1,824,550
Regatta VIII Funding Ltd., 5.83%, 04/17/37, (3-mo. CME Term SOFR + 1.550%)(a)(b)	USD4,350	4,368,215
Regatta XX Funding Ltd., 5.50%, 01/15/38, (3-mo. CME Term SOFR + 1.180%)(a)(b)	USD1,140	1,140,293
Regatta XXVII Funding Ltd., 5.84%, 04/26/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD1,500	1,506,238
Regional Management Issuance Trust
5.83%, 07/15/36(a)	USD593	603,419
5.11%, 12/15/33(a)	USD685	686,613
Romark WM-R Ltd. Series 2018-1A, Class A1, 5.62%, 04/20/31, (3-mo. CME Term SOFR + 1.292%)(a)(b)	USD1,551	1,552,867
RR 20 Ltd., 5.31%, 07/15/37, (1-day SONIA + 0.880%)(a)(b)	USD2,285	2,286,808
RR 21 Ltd., 5.72%, 07/15/39, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD1,000	1,003,092
RR 36 Ltd., 5.61%, 01/15/40, (3-mo. CME Term SOFR + 1.290%)(a)(b)	USD1,485	1,488,534
Satus PLC
5.12%, 01/17/31, (1-day SONIA + 0.900%)(b)(c)	GBP492	650,270
6.27%, 01/17/31, (1-day SONIA + 2.050%)(b)(c)	GBP102	134,979
5.47%, 01/17/31, (1-day SONIA + 1.250%)(b)(c)	GBP337	445,453

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
SC Germany SA Compartment Consumer
2.93%, 01/14/38, (1-mo. EURIBOR + 1.000%)(b)(c)	EUR1,200	$1,370,595
3.23%, 01/14/38, (1-mo. EURIBOR + 1.300%)(b)(c)	EUR300	343,404
3.63%, 05/14/38, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR100	115,042
3.33%, 05/14/38, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR100	115,047
3.13%, 12/14/38, (1-mo. EURIBOR + 1.200%)(b)(c)	EUR100	114,986
2.88%, 12/14/38, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR600	685,919
SCF Rahoituspalvelut XIII DAC, 3.31%, 06/25/34, (1-mo. EURIBOR + 1.400%)(b)(c)	EUR100	114,754
SFS Auto Receivables Securitization Trust, 4.75%, 07/22/30(a)	USD3,839	3,860,534
Signal Peak CLO 12 Ltd., 5.73%, 07/18/37, (3-mo. CME Term SOFR + 1.400%)(a)(b)	USD460	461,370
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 4.98%, 06/15/33, (3-mo. CME Term SOFR + 0.662%)(b)	USD856	852,401
Series 2005-A, Class A4, 4.89%, 12/15/38, (3-mo. CME Term SOFR + 0.572%)(b)	USD4,037	3,984,078
Series 2005-B, Class A4, 4.91%, 06/15/39, (3-mo. CME Term SOFR + 0.592%)(b)	USD2,533	2,471,196
Series 2006-A, Class A5, 4.87%, 06/15/39, (3-mo. CME Term SOFR + 0.552%)(b)	USD6,444	6,183,702
Series 2006-B, Class A5, 4.85%, 12/15/39, (3-mo. CME Term SOFR + 0.532%)(b)	USD4,538	4,430,603
SMB Private Education Loan Trust
5.79%, 02/16/55, (30-day Avg SOFR + 1.450%)(a)(b)	USD9,513	9,597,729
6.19%, 05/16/50, (30-day Avg SOFR + 1.850%)(a)(b)	USD3,073	3,100,030
6.14%, 10/15/58, (30-day Avg SOFR + 1.800%)(a)(b)	USD12,739	12,961,351
5.46%, 06/15/37, (1-mo. CME Term SOFR + 1.114%)(a)(b)	USD980	980,830
6.14%, 10/16/56, (30-day Avg SOFR + 1.800%)(a)(b)	USD5,266	5,370,815
5.89%, 11/15/52, (30-day Avg SOFR + 1.550%)(a)(b)	USD4,481	4,524,382
Series 2017-A, Class A2B, 5.36%, 09/15/34, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD254	254,368
SoFi Consumer Loan Program Trust
4.80%, 02/27/34(a)	USD2,161	2,163,333
4.82%, 06/25/34(a)	USD9,577	9,576,864
SoFi Personal Loan Trust, 6.06%, 02/12/31(a)	USD1,214	1,218,477
SoFi Professional Loan Program LLC
3.34%, 08/25/47(a)	USD139	138,156
3.59%, 01/25/48(a)	USD477	472,060
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, 2.59%, 09/23/38, (1-mo. EURIBOR + 0.700%)(b)(c)	EUR4,724	5,387,046
Security	Par (000)	Value
TAGUS - Sociedade de Titularizacao de Creditos SA/Viriato Finance No. 1, 2.86%, 10/28/40, (1-mo. EURIBOR + 0.950%)(b)(c)	EUR641	$728,419
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
4.51%, 10/27/42, (1-mo. EURIBOR + 2.600%)(b)(c)	EUR100	115,755
3.71%, 10/27/42, (1-mo. EURIBOR + 1.800%)(b)(c)	EUR100	115,213
TCI-Symphony CLO Ltd.
5.60%, 10/13/32, (3-mo. CME Term SOFR + 1.282%)(a)(b)	USD2,734	2,736,326
5.51%, 07/15/30, (3-mo. CME Term SOFR + 1.192%)(a)(b)	USD1,398	1,398,586
TICP CLO VII Ltd., 6.22%, 04/15/33, (3-mo. CME Term SOFR + 1.900%)(a)(b)	USD885	886,865
TICP CLO XI Ltd., 5.85%, 04/25/37, (3-mo. CME Term SOFR + 1.530%)(a)(b)	USD1,130	1,134,692
Together Asset-Backed Securitisation PLC, 4.92%, 07/12/63, (1-day SONIA + 0.700%)(c)	GBP761	1,005,103
Tower Bridge Funding PLC
7.22%, 01/20/66(c)	GBP113	150,522
8.22%, 01/20/66(c)	GBP113	150,654
5.44%, 05/20/66, (1-day SONIA + 1.200%)(b)(c)	GBP168	222,539
5.84%, 05/20/66, (1-day SONIA + 1.600%)(b)(c)	GBP100	132,619
5.12%, 05/20/66, (1-month BB Swap + 1.080%)(b)(c)	GBP616	816,464
Toyota Auto Receivables Owner Trust, 5.54%, 08/15/28	USD7,030	7,106,986
Trinitas CLO XXIII Ltd., 6.13%, 10/20/36, (3-mo. CME Term SOFR + 1.800%)(a)(b)	USD970	972,436
Vantage Data Centers Jersey Borrower Spv Ltd., 6.17%, 05/28/39(c)	GBP480	650,379
Verizon Master Trust
4.83%, 12/22/31(a)	USD2,048	2,078,731
5.00%, 12/20/28	USD11,907	11,925,698
4.62%, 11/20/30	USD4,693	4,730,267
Volkswagen Auto Loan Enhanced Trust, 5.48%, 12/20/28	USD11,746	11,890,744
Voya CLO Series 2017-2A, Class A1R, 5.56%, 06/07/30, (3-mo. CME Term SOFR + 1.242%)(a)(b)	USD326	326,294
Voya Ltd. Series 2012-4, 5.58%, 10/15/30, (3-mo. CME Term SOFR + 1.262%)(a)(b)	USD2,178	2,179,356
Westlake Automobile Receivables Trust
6.24%, 07/15/27(a)	USD10,297	10,343,170
4.58%, 06/15/29(a)	USD1,900	1,905,682
Youni Italy SRL
2.79%, 04/25/34, (1-mo. EURIBOR + 0.880%)(b)(c)	EUR999	1,143,379
3.61%, 04/25/34, (1-mo. EURIBOR + 1.700%)(b)(c)	EUR76	87,097
Total Asset-Backed Securities — 15.4% (Cost: $526,020,204)		530,765,640

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations
Asset-Backed Securities — 0.1%
Domi BV, 2.74%, 04/16/57, (3-mo. EURIBOR + 0.710%)(b)(c)	EUR1,155	$1,319,522
Lanebrook Mortgage Transaction PLC, 5.04%, 03/15/61, (1-day SONIA + 0.800%)(b)(c)	GBP695	921,620
Tower Bridge Funding PLC
5.63%, 12/20/66, (1-day SONIA + 1.400%)(c)	GBP100	132,251
6.13%, 12/20/66, (1-day SONIA + 1.900%)(c)	GBP100	132,488
		2,505,881
Financial — 0.0%
Liberty Funding Pty. Ltd., 4.80%, 09/25/56(c)	AUD500	321,785
Mortgage Securities — 0.0%
PENN Commercial Mortgage Trust 2025-P11, 5.52%, 08/10/42(a)	USD989	991,822
Mortgage-Backed Securities — 16.4%
1345T
5.94%, 06/15/30, (1-mo. CME Term SOFR + 1.600%)(a)(b)	USD2,550	2,553,921
6.34%, 06/15/30, (1-mo. CME Term SOFR + 2.000%)(a)(b)	USD1,283	1,284,576
2023-MIC Trust (The), 8.44%, 12/05/38(a)(b)	USD2,102	2,273,993
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.52%, 09/15/34, (1-mo. CME Term SOFR + 1.180%)(a)(b)	USD7,100	7,047,134
A&D Mortgage Trust, 6.20%, 02/25/69(a)(d)	USD2,254	2,261,730
ACRA Trust, 5.61%, 10/25/64(a)(d)	USD2,872	2,867,023
ALA Trust
6.04%, 06/15/40, (1-mo. CME Term SOFR + 1.743%)(a)(b)	USD2,991	3,007,824
6.14%, 06/15/40, (1-mo. CME Term SOFR + 1.842%)(a)(b)	USD1,862	1,872,474
Angel Oak Mortgage Trust
5.21%, 08/25/68(a)(d)	USD5,693	5,650,440
5.64%, 02/25/70(a)(d)	USD1,810	1,807,933
5.99%, 01/25/69(a)(d)	USD4,319	4,330,462
ARES Trust, 5.84%, 04/15/42, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD2,674	2,677,337
Atlas Funding PLC
5.07%, 09/20/61(c)	GBP1,093	1,450,814
5.52%, 09/20/61, (1-day SONIA + 1.300%)(b)(c)	GBP198	264,399
5.77%, 09/20/61, (1-day SONIA + 1.550%)(b)(c)	GBP100	133,047
6.42%, 09/20/61, (1-day SONIA + 2.200%)(b)(c)	GBP100	133,019
Auburn 15 PLC, 5.32%, 07/20/45, (1-day SONIA + 1.100%)(b)(c)	GBP1,678	2,225,868
Bank5
5.30%, 10/15/57	USD7,730	7,885,355
5.88%, 08/15/57	USD1,680	1,746,842
5.89%, 11/15/57	USD1,535	1,600,854
6.72%, 09/15/56(b)	USD5,000	5,272,190
BAY Mortgage Trust, 6.14%, 05/15/35, (1-mo. CME Term SOFR + 1.800%)(a)(b)	USD3,350	3,352,652
BBCMS Mortgage Trust
5.21%, 09/15/57	USD9,960	10,123,736
5.61%, 12/15/57	USD3,120	3,222,566
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.75%, 04/15/56	USD2,860	$2,895,093
5.84%, 03/15/58	USD2,130	2,221,815
Series 2018-TALL, Class A, 5.26%, 03/15/37, (1-mo. CME Term SOFR + 0.919%)(a)(b)	USD8,630	8,199,944
Benchmark Mortgage Trust
5.74%, 12/15/57	USD5,700	5,921,862
5.81%, 01/10/57	USD2,155	2,228,590
BFLD Commercial Mortgage Trust
5.83%, 11/15/41, (1-mo. CME Term SOFR + 1.493%)(a)(b)	USD770	772,406
6.18%, 11/15/41, (1-mo. CME Term SOFR + 1.842%)(a)(b)	USD570	572,697
BFLD Mortgage Trust, 5.83%, 08/15/26, (1-mo. CME Term SOFR + 1.492%)(a)(b)	USD2,132	2,132,093
BMO Mortgage Trust
5.32%, 09/15/57	USD2,500	2,544,106
5.63%, 12/15/57(b)	USD3,070	3,163,612
5.68%, 02/15/58	USD1,571	1,647,126
5.69%, 02/15/58	USD1,836	1,911,349
5.74%, 02/15/57	USD4,160	4,283,913
6.16%, 04/15/58(b)	USD1,379	1,435,333
7.05%, 11/15/56(b)	USD1,000	1,065,732
BRAVO Residential Funding Trust
5.57%, 03/25/65(a)(d)	USD1,090	1,091,614
5.61%, 02/25/65(a)(d)	USD3,641	3,645,178
5.68%, 11/25/64(a)(d)	USD2,603	2,610,069
6.29%, 02/25/64(a)(d)	USD5,990	6,022,022
6.39%, 10/25/63(a)(d)	USD1,072	1,077,818
BSTN Commercial Mortgage Trust, 5.37%, 06/15/44(a)(b)	USD1,830	1,854,649
BX Commercial Mortgage Trust
5.63%, 12/15/39, (1-mo. CME Term SOFR + 1.293%)(a)(b)	USD750	752,281
5.78%, 02/15/39, (1-mo. CME Term SOFR + 1.442%)(a)(b)	USD478	478,967
6.03%, 08/15/39, (1-mo. CME Term SOFR + 1.691%)(a)(b)	USD3,071	3,081,024
6.48%, 08/15/39, (1-mo. CME Term SOFR + 2.141%)(a)(b)	USD2,369	2,374,495
7.22%, 10/15/41, (1-mo. CME Term SOFR + 2.880%)(a)(b)	USD1,538	1,549,543
BX Trust
5.26%, 02/15/36, (1-mo. CME Term SOFR + 0.914%)(a)(b)	USD7,351	7,346,289
5.49%, 03/15/30, (1-mo. CME Term SOFR + 1.144%)(a)(b)	USD2,988	2,982,741
5.74%, 06/15/35, (1-mo. CME Term SOFR + 1.400%)(a)(b)	USD1,640	1,643,075
5.83%, 07/15/29, (1-mo. CME Term SOFR + 1.491%)(a)(b)	USD2,635	2,636,647
5.88%, 06/13/47(a)(b)	USD3,830	3,856,058
6.43%, 03/15/41, (1-mo. CME Term SOFR + 2.090%)(a)(b)	USD1,970	1,970,637
7.38%, 03/15/41, (1-mo. CME Term SOFR + 3.039%)(a)(b)	USD800	799,999
CEDR Commercial Mortgage Trust, 5.33%, 02/15/39, (1-mo. CME Term SOFR + 0.988%)(a)(b)	USD5,410	5,332,949

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust
3.84%, 12/10/54	USD2,500	$2,455,904
Series 2016-C3, Class A3, 3.87%, 01/10/48	USD4,555	4,534,075
Chase Home Lending Mortgage Trust
5.64%, 06/25/56, (30-day Avg SOFR + 1.300%)(a)(b)	USD3,624	3,624,247
5.65%, 02/25/56, (30-day Avg SOFR + 1.300%)(a)(b)	USD4,797	4,796,573
5.85%, 04/25/56, (30-day Avg SOFR + 1.500%)(a)(b)	USD5,658	5,682,147
Series 2019-ATR2, Class A11, 5.37%, 07/25/49, (1-mo. CME Term SOFR + 1.014%)(a)(b)	USD845	803,424
Citadel PLC
5.24%, 04/28/60, (1-day SONIA + 1.020%)(c)	GBP1,673	2,216,051
5.67%, 04/28/60, (1-day SONIA + 1.450%)(b)(c)	GBP100	132,337
5.97%, 04/28/60, (1-day SONIA + 1.750%)(b)(c)	GBP100	132,365
6.67%, 04/28/60, (1-day SONIA + 2.450%)(b)(c)	GBP100	132,230
COAST Commercial Mortgage Trust, 6.93%, 08/15/36, (1-mo. CME Term SOFR + 2.591%)(a)(b)	USD4,000	3,998,752
COLT Mortgage Loan Trust
5.60%, 02/25/70(a)(d)	USD1,525	1,524,824
5.79%, 04/25/70(a)(d)	USD4,392	4,418,178
5.84%, 02/25/69(a)(d)	USD4,551	4,563,726
6.60%, 07/25/68(a)(d)	USD2,810	2,823,027
CONE Trust, 5.98%, 08/15/41, (1-mo. CME Term SOFR + 1.642%)(a)(b)	USD1,440	1,439,101
Cross Mortgage Trust
5.36%, 03/25/70(a)(b)	USD2,951	2,942,697
5.59%, 11/25/69(a)(b)	USD2,620	2,620,271
5.88%, 04/25/70(a)(b)	USD6,119	6,160,607
6.09%, 12/25/68(a)(d)	USD2,983	2,996,443
CSMC, 1.10%, 05/25/66(a)(b)	USD504	433,175
Domi BV, 3.26%, 02/15/55, (3-mo. EURIBOR + 1.120%)(b)(c)	EUR2,282	2,631,052
Dutch Property Finance BV, 2.85%, 04/28/64, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR273	312,968
East One PLC
5.64%, 12/27/55, (1-day SONIA + 1.400%)(b)(c)	GBP850	1,131,765
5.94%, 12/27/55, (1-day SONIA + 1.700%)(b)(c)	GBP172	228,400
6.24%, 12/27/55, (1-day SONIA + 2.000%)(b)(c)	GBP280	372,665
EFMT
5.39%, 05/26/70(a)(d)	USD3,523	3,512,979
5.49%, 08/25/70(a)	USD5,355	5,354,933
ELM Trust
5.80%, 06/10/39(a)(b)	USD250	251,739
5.80%, 06/10/39(a)(b)	USD5,440	5,477,845
Elstree Funding No. 4 PLC, 5.34%, 10/21/55, (1-day SONIA + 1.120%)(b)(c)	GBP840	1,116,292
EQT Trust, 5.33%, 07/05/41(a)(b)	USD4,341	4,405,716
Exmoor Funding PLC
5.12%, 03/25/94, (1-day SONIA + 0.880%)(b)(c)	GBP1,033	1,368,277
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.14%, 03/25/94, (1-day SONIA + 1.900%)(b)(c)	GBP100	$133,441
7.04%, 03/25/94, (1-day SONIA + 2.800%)(b)(c)	GBP100	134,189
Federal Home Loan Mortgage Corp.
3.50%, 02/01/35	USD6,999	6,748,359
5.75%, 06/25/55, (30-day Avg SOFR + 1.400%)(b)	USD7,884	7,881,929
5.85%, 06/25/55, (30-day Avg SOFR + 1.500%)(b)	USD9,012	9,054,115
Federal Home Loan Mortgage Corp. REMICS
1.50%, 04/15/44	USD192	185,813
2.00%, 12/25/33	USD13,464	12,644,973
5.80%, 03/25/54, (30-day Avg SOFR + 1.450%)(b)	USD6,768	6,775,638
5.80%, 04/25/54, (30-day Avg SOFR + 1.450%)(b)	USD7,031	7,049,864
Federal National Mortgage Association REMICS
2.50%, 04/25/34	USD6,116	5,765,054
4.76%, 12/25/48, (30-day Avg SOFR + 0.414%)(b)	USD6,128	6,059,594
5.55%, 12/25/54, (30-day Avg SOFR + 1.200%)(b)	USD8,964	9,005,171
5.77%, 12/25/54, (30-day Avg SOFR + 1.420%)(b)	USD2,093	2,098,896
FirstMac Mortgage Funding Trust No. 4, 4.84%, 02/18/56, (1-day SONIA + 0.470%)(b)	AUD378	243,447
GCAT Trust, 3.36%, 02/25/67(a)(b)	USD8,260	7,845,052
GS Mortgage Securities Corp. Trust
5.20%, 08/10/41(a)(b)	USD930	933,962
5.41%, 10/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	USD4,385	4,382,954
7.00%, 11/25/41, (1-mo. CME Term SOFR + 2.650%)(a)(b)	USD2,074	2,077,913
7.13%, 03/15/28, (1-mo. CME Term SOFR + 2.790%)(a)(b)	USD2,580	2,592,900
Homes Trust, 5.72%, 10/25/69(a)(d)	USD3,615	3,621,607
HOMES Trust
5.43%, 02/25/70(a)	USD3,184	3,182,526
6.18%, 01/25/68(a)(d)	USD2,902	2,897,749
Homeward Opportunities Fund I Trust, 3.20%, 05/25/65(a)(b)	USD1,190	1,176,007
HONO Mortgage Trust, 5.61%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	USD2,716	2,707,512
Houston Galleria Mall Trust, 5.46%, 02/05/45(a)(b)	USD1,580	1,603,202
Hudson Yards Mortgage Trust, 5.47%, 01/13/40(a)(b)	USD2,400	2,460,339
INTOWN Mortgage Trust, 5.69%, 03/15/42, (1-mo. CME Term SOFR + 1.350%)(a)(b)	USD4,059	4,059,000
INV Mortgage Trust, 6.08%, 11/15/41, (1-mo. CME Term SOFR + 1.742%)(a)(b)	USD1,180	1,179,339
JP Morgan Chase Commercial Mortgage Securities Trust
2.85%, 09/06/38(a)(b)	USD2,113	2,063,670
5.17%, 11/09/39(a)(b)	USD2,030	2,038,902
5.74%, 03/15/39, (30-day Avg SOFR + 1.400%)(a)(b)	USD3,540	3,542,212

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-BKWD, Class A, 5.96%, 09/15/29, (1-mo. CME Term SOFR + 1.614%)(a)(b)	USD738	$717,795
JP Morgan Mortgage Trust
2.50%, 05/25/52(a)(b)	USD3,348	2,963,189
2.50%, 06/25/52(a)(b)	USD1,087	960,463
2.50%, 08/25/52(a)(b)	USD1,790	1,578,728
5.39%, 01/25/63(a)	USD3,659	3,650,800
Jupiter Mortgage No. 1 PLC
5.94%, 07/20/55, (1-day SONIA + 1.700%)(b)(c)	GBP989	1,317,498
6.49%, 07/20/55, (1-day SONIA + 2.250%)(b)(c)	GBP313	418,661
7.24%, 07/20/55, (1-day SONIA + 3.000%)(b)(c)	GBP213	284,704
Lanark Master Issuer PLC
4.71%, 12/22/69, (1-month BB Swap + 0.970%)(b)(c)	GBP758	1,002,074
4.74%, 12/22/69, (1-day SONIA + 0.500%)(b)(c)	GBP988	1,306,631
Lanebrook Mortgage Transaction PLC, 5.42%, 08/20/60, (1-day SONIA + 1.180%)(b)(c)	GBP701	933,305
Last Mile Securities PE DAC, 3.03%, 08/17/31, (3-mo. EURIBOR + 0.900%)(b)(c)	EUR3,965	4,525,156
LBA Trust, 5.78%, 10/15/41, (1-mo. CME Term SOFR + 1.443%)(a)(b)	USD4,370	4,385,586
Manhattan West Mortgage Trust, 2.13%, 09/10/39(a)	USD1,675	1,579,347
MCR Mortgage Trust, 6.13%, 12/15/41, (1-mo. CME Term SOFR + 1.793%)(a)(b)	USD496	496,620
MFA Trust, 5.68%, 05/27/70(a)	USD3,118	3,124,148
Mill City Mortgage Loan Trust, 3.25%, 11/25/58(a)(b)	USD1,007	991,318
Miltonia Mortgage Finance SRL, 3.25%, 04/28/62, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR273	307,449
Morgan Stanley Capital I Trust
3.90%, 09/24/57(a)(b)	USD1,055	1,036,108
Series 2018-BOP, Class A, 5.24%, 08/15/33, (1-mo. CME Term SOFR + 0.897%)(a)(b)	USD1,426	1,165,403
Morgan Stanley Residential Mortgage Loan Trust
5.44%, 07/25/70(a)	USD5,712	5,705,952
5.56%, 03/25/70(a)(d)	USD3,416	3,424,074
5.96%, 03/25/70(a)(b)	USD2,754	2,772,299
Mortimer PLC
5.06%, 09/22/67, (1-day SONIA + 0.830%)(c)	GBP1,127	1,493,891
5.38%, 09/22/67, (1-day SONIA + 1.150%)(c)	GBP541	717,228
5.78%, 09/22/67, (1-day SONIA + 1.550%)(c)	GBP100	132,956
6.33%, 09/22/67, (1-day SONIA + 2.100%)(c)	GBP100	132,919
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56(b)	USD305	324,953
NCMF Trust
4.88%, 06/10/33(a)(b)	USD3,688	3,663,977
5.51%, 06/10/33(a)(b)	USD2,248	2,248,204
NEW Residential Mortgage Loan Trust, 5.57%, 04/25/65(a)(d)	USD2,383	2,391,077
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
NY Commercial Mortgage Trust, 5.66%, 02/10/47(a)(b)	USD1,770	$1,822,776
NYC Commercial Mortgage Trust, 5.55%, 02/15/42, (1-mo. CME Term SOFR + 1.213%)(a)(b)	USD995	989,971
OBX Trust
5.40%, 02/25/55(a)(d)	USD3,038	3,028,171
5.60%, 03/25/65(a)(d)	USD2,399	2,401,811
5.65%, 12/01/64(a)(d)	USD1,377	1,380,001
6.52%, 07/25/63(a)(d)	USD2,915	2,929,611
Polaris PLC
5.25%, 02/26/61, (1-day SONIA + 1.030%)(b)(c)	GBP1,282	1,701,691
5.27%, 02/26/68, (1-day SONIA + 1.050%)(b)(c)	GBP336	444,390
5.57%, 02/26/61, (1-day SONIA + 1.350%)(b)(c)	GBP1,006	1,339,091
5.62%, 02/26/68, (1-day SONIA + 1.400%)(b)(c)	GBP100	132,171
5.92%, 02/26/61, (1-day SONIA + 1.700%)(b)(c)	GBP106	140,925
6.02%, 02/26/68, (1-day SONIA + 1.800%)(b)(c)	GBP100	132,170
6.92%, 02/26/61, (1-day SONIA + 2.700%)(b)(c)	GBP100	134,429
8.22%, 02/26/61, (1-day SONIA + 4.000%)(b)(c)	GBP100	135,475
PRET Trust, 4.00%, 08/25/64(a)(d)	USD744	714,491
PRKCM, 5.55%, 02/25/60(a)(d)	USD6,132	6,128,782
PRKCM Trust, 6.58%, 09/25/58(a)(d)	USD2,683	2,701,542
PRM5 Trust, 4.47%, 03/10/33(a)(b)	USD3,201	3,170,959
PRPM LLC, 4.00%, 01/25/54(a)(d)	USD664	649,900
PRPM Trust
5.80%, 11/25/69(a)(d)	USD2,278	2,282,305
6.25%, 08/25/68(a)(d)	USD963	967,704
6.33%, 06/25/69(a)(d)	USD722	732,073
PSMC Trust, 2.50%, 03/25/51(a)(b)	USD6,995	5,628,002
RCKT Mortgage Trust, 2.50%, 06/25/51(a)(b)	USD8,216	7,262,576
Residential Mortgage Loan Trust, 3.26%, 09/25/59(a)(b)	USD3,179	3,128,488
Sapphire XXXII Trust, 4.89%, 06/14/66, (1-month BB Swap + 1.100%)(b)	AUD5,000	3,216,656
SCG Commercial Mortgage Trust, 5.84%, 03/15/35, (1-mo. CME Term SOFR + 1.500%)(a)(b)	USD811	806,447
Sequoia Mortgage Trust
2.50%, 03/25/51(a)(b)	USD7,522	6,059,095
4.45%, 11/25/63(a)(b)	USD2,820	2,807,640
Stratton Mortgage Funding PLC
5.13%, 06/28/50, (1-day SONIA + 0.900%)(c)	GBP958	1,266,389
5.59%, 06/25/49, (1-day SONIA + 1.350%)(b)(c)	GBP353	466,357
5.74%, 06/25/49, (1-day SONIA + 1.500%)(b)(c)	GBP100	131,973
5.74%, 06/28/50, (1-day SONIA + 1.500%)(b)(c)	GBP181	238,655
Taurus U.K. DAC
5.74%, 02/18/35, (1-day SONIA + 1.500%)(b)(c)	GBP773	1,024,699

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.24%, 02/18/35, (1-day SONIA + 2.000%)(b)(c)	GBP247	$325,604
TEXAS Commercial Mortgage Trust, 5.64%, 04/15/42, (1-mo. CME Term SOFR + 1.293%)(a)(b)	USD2,799	2,799,000
Thunder Logistics DAC
3.63%, 11/17/36, (3-mo. EURIBOR + 1.500%)(c)	EUR803	913,960
4.18%, 11/17/36, (3-mo. EURIBOR + 2.050%)(b)(c)	EUR72	81,806
4.68%, 11/17/36, (3-mo. EURIBOR + 2.550%)(c)	EUR72	81,886
Together Asset Backed Securitisation PLC, 5.42%, 01/15/57, (5-year UK Government Bond + 5.250%)(b)(c)	GBP2,300	3,038,686
Together Asset-Backed Securitisation PLC
5.15%, 09/12/56, (1-day SONIA + 0.930%)(b)(c)	GBP702	930,153
5.17%, 08/15/64, (1-day SONIA + 0.950%)(b)(c)	GBP1,028	1,365,220
5.42%, 09/12/56, (1-day SONIA + 1.200%)(b)(c)	GBP344	455,264
5.72%, 09/12/56, (1-day SONIA + 1.500%)(b)(c)	GBP100	132,318
5.72%, 01/15/57, (1-day SONIA + 1.500%)(b)(c)	GBP104	137,457
5.92%, 08/20/55, (1-day SONIA + 1.700%)(b)(c)	GBP114	152,098
6.17%, 09/12/56, (1-day SONIA + 1.950%)(b)(c)	GBP100	132,419
6.72%, 08/20/55, (1-day SONIA + 2.500%)(b)(c)	GBP100	133,201
Towd Point Mortgage Trust
2.75%, 06/25/57(a)(b)	USD440	428,838
3.00%, 08/25/55(a)(b)	USD1,532	1,506,692
Trinity Square PLC, 5.12%, 07/15/59(c)	GBP1,386	1,834,111
TYSN Mortgage Trust, 6.58%, 12/10/33(a)(b)	USD1,610	1,692,145
U.K. Logistics DAC
5.88%, 05/17/34, (1-day SONIA + 1.650%)(c)	GBP360	476,395
8.32%, 05/17/35, (1-day SONIA + 4.000%)(b)(c)	GBP824	1,091,912
UK Logistics DAC, 5.94%, 02/17/35, (1-day SONIA + 1.700%)(b)(c)	GBP155	207,210
Verus Securitization Trust
5.62%, 05/25/70(a)(d)	USD5,579	5,601,593
6.19%, 03/25/68(a)(d)	USD1,227	1,226,398
6.79%, 10/25/67(a)(d)	USD1,591	1,588,686
Vita Scientia DAC, 3.35%, 02/27/33, (3-mo. EURIBOR + 1.300%)(b)(c)	EUR9,031	10,288,634
Wells Fargo Commercial Mortgage Trust
5.10%, 03/15/38(a)(b)	USD2,579	2,577,816
5.92%, 11/15/57(b)	USD670	699,604
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(b)	USD58	57,184
Series 2016-C33, Class A4, 3.43%, 03/15/59	USD2,950	2,924,702
Series 2017-SMP, Class A, 5.26%, 12/15/34, (1-mo. CME Term SOFR + 0.921%)(a)(b)	USD17,280	16,079,769
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-C48, Class A5, 4.30%, 01/15/52	USD5,372	$5,308,496
WEST Trust, 5.28%, 04/10/35(a)(b)	USD2,699	2,735,526
WHARF Commercial Mortgage Trust, 5.54%, 07/15/40(a)(b)	USD405	410,658
Winchester 1 PLC
5.11%, 10/21/56(c)	GBP759	1,007,160
5.42%, 10/21/56, (1-day SONIA + 1.200%)(c)	GBP331	439,395
5.77%, 10/21/56, (1-day SONIA + 1.550%)(c)	GBP100	132,389
6.22%, 10/21/56, (1-day SONIA + 2.000%)(c)	GBP100	132,608
		564,864,951
Total Collateralized Mortgage Obligations — 16.5% (Cost: $564,197,880)		568,684,439
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	USD100	99,864
7.13%, 02/15/31(a)	USD434	433,401
7.88%, 04/01/30(a)(f)	USD1,462	1,505,578
9.00%, 09/15/28(a)(f)	USD496	519,680
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	USD66	63,873
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(f)	USD732	696,901
4.63%, 03/15/30(a)(f)	USD27	25,631
5.00%, 08/15/27(a)	USD157	155,420
		3,500,348
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	USD39	40,016
Boeing Co. (The), 6.30%, 05/01/29	USD4,150	4,381,457
Bombardier Inc.
6.00%, 02/15/28(a)	USD172	173,144
7.25%, 07/01/31(a)(f)	USD23	24,017
8.75%, 11/15/30(a)(f)	USD1,021	1,098,723
Efesto Bidco Spa/U.S. LLC, 7.50%, 02/15/32(a)	USD604	616,081
Goat Holdco LLC, 6.75%, 02/01/32(a)	USD173	174,395
L3Harris Technologies Inc., 4.40%, 06/15/28(f)	USD152	151,879
RTX Corp.
3.13%, 05/04/27	USD7,780	7,608,147
3.50%, 03/15/27	USD523	515,833
4.13%, 11/16/28	USD947	940,320
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	USD85	89,814
9.75%, 11/15/30(a)	USD322	354,137
TransDigm Inc.
6.38%, 03/01/29(a)	USD1,445	1,478,887
6.63%, 03/01/32(a)	USD604	621,074
6.75%, 08/15/28(a)(f)	USD721	735,681
		19,003,605
Agriculture — 1.2%
Altria Group Inc.
2.63%, 09/16/26	USD538	526,672
4.80%, 02/14/29(f)	USD4,471	4,504,863
6.20%, 11/01/28	USD2,475	2,594,753

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
BAT Capital Corp.
3.56%, 08/15/27	USD13,226	$12,980,493
4.70%, 04/02/27	USD934	935,804
6.34%, 08/02/30	USD884	947,689
BAT International Finance PLC
1.67%, 03/25/26	USD1,878	1,841,422
4.45%, 03/16/28	USD592	590,081
5.93%, 02/02/29	USD4,314	4,506,805
Japan Tobacco Inc., 4.85%, 05/15/28(a)	USD4,248	4,287,258
Philip Morris International Inc.
4.38%, 04/30/30	USD4,285	4,255,195
4.88%, 02/15/28(f)	USD4,036	4,085,993
		42,057,028
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26(a)	USD141	139,487
American Airlines Inc., 8.50%, 05/15/29(a)(f)	USD64	66,888
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD10	9,997
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(a)	USD4,511	4,472,705
United Airlines Inc.
4.38%, 04/15/26(a)	USD43	42,744
4.63%, 04/15/29(a)	USD277	270,495
		5,002,316
Apparel — 0.0%
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(a)	EUR125	145,142
Crocs Inc., 4.25%, 03/15/29(a)	USD48	45,661
Levi Strauss & Co., 4.00%, 08/15/30(a)	EUR100	116,066
Under Armour Inc., 7.25%, 07/15/30(a)	USD59	60,196
William Carter Co. (The), 5.63%, 03/15/27(a)(f)	USD36	35,699
		402,764
Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC
4.95%, 05/28/27	USD908	900,637
5.80%, 03/05/27	USD4,489	4,514,248
6.95%, 06/10/26	USD4,247	4,295,035
General Motors Financial Co. Inc.
4.00%, 10/06/26(f)	USD2,273	2,254,029
5.80%, 01/07/29(f)	USD554	571,171
Stellantis NV, 3.38%, 11/19/28(c)	EUR2,000	2,305,543
Wabash National Corp., 4.50%, 10/15/28(a)	USD76	68,025
		14,908,688
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29(f)	USD3,720	3,698,172
Clarios Global LP / Clarios U.S. Finance Co., 4.75%, 06/15/31(a)	EUR100	115,387
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	USD145	148,252
6.75%, 02/15/30(a)	USD318	327,868
Goodyear Tire & Rubber Co. (The), 6.63%, 07/15/30(f)	USD81	82,421
Tenneco Inc., 8.00%, 11/17/28(a)	USD645	640,192
		5,012,292
Banks — 10.8%
Bank of America Corp.
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	USD3,410	3,329,852
4.62%, 05/09/29, (1-day SOFR + 1.110%)(b)	USD7,800	7,832,833
4.98%, 01/24/29, (1-day SOFR + 0.830%)(b)	USD4,743	4,801,883
Security	Par (000)	Value
Banks (continued)
5.16%, 01/24/31, (1-day SOFR + 1.000%)(b)	USD9,769	$9,994,591
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	USD5,787	5,894,889
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	USD1,884	1,957,274
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(b)	USD16,595	16,298,083
Barclays PLC, 5.67%, 03/12/28, (1-day SOFR +1.490%)(b)	USD200	203,306
Citibank NA
4.58%, 05/29/27	USD527	528,493
4.91%, 05/29/30(f)	USD3,534	3,589,440
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(b)	USD94	92,331
1.46%, 06/09/27, (1-day SOFR + 0.770%)(b)	USD9,775	9,510,981
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	USD3,755	3,739,762
4.64%, 05/07/28, (1-day SOFR + 1.143%)(b)	USD13,650	13,663,868
4.79%, 03/04/29, (1-day SOFR + 0.870%)(b)	USD7,195	7,232,839
4.95%, 05/07/31, (1-day SOFR + 1.463%)(b)(f)	USD7,900	7,975,024
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	USD4,013	4,086,023
5.61%, 09/29/26, (1-day SOFR + 1.546%)(b)(f)	USD7,085	7,093,636
Deutsche Bank AG/New York NY
4.95%, 08/04/31, (3-mo. CME Term SOFR + 1.460%)(b)	USD1,585	1,587,624
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(b)	USD2,787	2,833,422
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(b)	USD4,640	4,549,519
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	USD4,395	4,247,287
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	USD9,318	9,023,459
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	USD7,334	7,118,178
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	USD5,564	5,563,648
4.94%, 04/23/28, (1-day SOFR + 1.319%)(b)	USD8,650	8,702,076
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	USD5,573	5,662,667
5.21%, 01/28/31, (1-day SOFR + 1.078%)(b)	USD3,441	3,513,899
5.22%, 04/23/31, (1-day SOFR + 1.580%)(b)(f)	USD11,070	11,319,441
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	USD3,670	3,810,600
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	USD11,510	12,168,392
JPMorgan Chase & Co.
1.05%, 11/19/26, (1-day SOFR + 0.800%)(b)	USD4,868	4,814,637
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	USD1,385	1,337,687
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	USD3,306	3,079,595
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	USD3,868	3,899,137
4.92%, 01/24/29, (1-day SOFR + 0.800%)(b)	USD20,667	20,891,796
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	USD10,255	10,353,723
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	USD2,338	2,377,681
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	USD1,500	1,525,290
5.10%, 04/22/31, (1-day SOFR + 1.435%)(b)(f)	USD17,461	17,856,929
5.14%, 01/24/31, (1-day SOFR + 1.010%)(b)	USD5,318	5,434,842
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	USD4,430	4,508,408
Morgan Stanley
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	USD7,433	7,265,307
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	USD2,420	2,317,980
4.65%, 10/18/30, (1-day SOFR + 1.100%)(b)(f)	USD3,342	3,348,678
5.04%, 07/19/30, (1-day SOFR + 1.215%)(b)	USD9,313	9,473,546
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	USD1,510	1,540,355
5.23%, 01/15/31, (1-day SOFR + 1.108%)(b)	USD5,986	6,131,870

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	USD6,415	$6,584,679
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	USD3,527	3,661,210
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(b)	USD8,620	8,726,295
Morgan Stanley Bank NA
4.97%, 07/14/28, (1-day SOFR + 0.930%)(b)	USD8,370	8,453,011
5.02%, 01/12/29, (1-day SOFR + 0.906%)(b)	USD5,284	5,349,374
5.50%, 05/26/28, (1-day SOFR + 0.865%)(b)	USD3,717	3,783,586
PNC Bank N.A., 4.54%, 05/13/27, (1-day SOFR + 0.590%)(b)	USD8,985	8,973,968
Truist Financial Corp., 5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	USD1,270	1,305,723
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	USD173	167,171
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	USD182	186,779
UBS Group AG, 1.49%, 08/10/27, (1-year CMT + 0.850%)(a)(b)	USD233	225,643
Wells Fargo & Co.
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	USD3,273	3,218,384
4.54%, 08/15/26, (1-day SOFR + 1.560%)(b)	USD406	405,908
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	USD840	844,607
4.97%, 04/23/29, (1-day SOFR + 1.370%)(b)	USD4,715	4,770,324
5.15%, 04/23/31, (1-day SOFR + 1.500%)(b)	USD8,572	8,747,187
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	USD2,484	2,536,907
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)(f)	USD2,738	2,819,280
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	USD4,083	4,162,626
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(b)	USD4,031	4,052,019
		373,057,462
Biotechnology — 0.1%
Amgen Inc.
1.65%, 08/15/28	USD1,870	1,726,070
4.05%, 08/18/29	USD2,630	2,592,074
5.15%, 03/02/28	USD159	161,915
		4,480,059
Building Materials — 0.1%
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	USD1,455	1,483,531
6.75%, 07/15/31(a)	USD301	309,991
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)	USD43	42,692
Quikrete Holdings Inc., 6.38%, 03/01/32(a)	USD741	759,966
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)(f)	USD21	20,931
8.88%, 11/15/31(a)(f)	USD124	130,496
Standard Industries Inc./New York
4.38%, 07/15/30(a)	USD436	412,778
4.75%, 01/15/28(a)	USD631	622,329
		3,782,714
Chemicals — 0.1%
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	USD153	143,425
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(f)	USD387	383,588
Celanese U.S. Holdings LLC, 6.50%, 04/15/30(f)	USD39	39,439
Security	Par (000)	Value
Chemicals (continued)
Chemours Co. (The)
5.38%, 05/15/27	USD349	$341,894
5.75%, 11/15/28(a)(f)	USD43	39,492
Element Solutions Inc., 3.88%, 09/01/28(a)	USD854	822,700
Herens Holdco SARL, 4.75%, 05/15/28(a)	USD200	174,360
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)	USD294	290,520
Olympus Water U.S. Holding Corp.
7.25%, 06/15/31(a)	USD272	277,780
9.75%, 11/15/28(a)	USD1,053	1,103,886
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	USD99	96,240
WR Grace Holdings LLC
4.88%, 06/15/27(a)	USD551	547,894
7.38%, 03/01/31(a)(f)	USD507	521,854
		4,783,072
Commercial Services — 0.3%
Albion Financing 1 SARL / Aggreko Holdings Inc., 7.00%, 05/21/30(a)	USD204	209,974
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD1,042	1,092,680
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, 06/15/30(a)(f)	USD323	330,676
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	USD1,001	972,193
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD400	403,754
Block Inc.
2.75%, 06/01/26	USD183	179,459
6.50%, 05/15/32	USD100	102,619
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	USD706	746,462
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	USD943	901,396
4.88%, 07/01/29(a)(f)	USD130	121,750
Garda World Security Corp.
4.63%, 02/15/27(a)	USD138	136,773
7.75%, 02/15/28(a)	USD919	946,416
Global Payments Inc., 4.80%, 04/01/26	USD935	934,941
Herc Holdings Inc.
5.50%, 07/15/27(a)(f)	USD98	97,605
6.63%, 06/15/29(a)(f)	USD394	403,374
7.00%, 06/15/30(a)	USD167	172,600
Korn Ferry, 4.63%, 12/15/27(a)	USD76	74,743
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	USD102	98,333
6.25%, 01/15/28(a)	USD286	285,979
RR Donnelley & Sons Co., 9.50%, 08/01/29(a)	USD318	324,923
Service Corp. International/U.S., 4.00%, 05/15/31	USD302	280,147
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc., 5.50%, 05/15/33(a)	EUR115	136,854
Sotheby's, 7.38%, 10/15/27(a)	USD461	451,709
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(f)	USD313	328,641
Williams Scotsman Inc.
6.63%, 06/15/29(a)	USD107	109,655
6.63%, 04/15/30(a)	USD146	150,541
		9,994,197

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers — 0.0%
CA Magnum Holdings, 5.38%, 10/31/26(a)	USD200	$198,425
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)(f)	USD577	605,552
Seagate Data Storage Technology Pte Ltd.
5.88%, 07/15/30(a)	USD107	108,092
8.25%, 12/15/29(a)(f)	USD83	88,468
8.50%, 07/15/31(a)(f)	USD171	180,597
		1,181,134
Cosmetics & Personal Care — 0.0%
Opal Bidco SAS, 6.50%, 03/31/32(a)	USD200	202,007
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29(a)(f)	USD38	35,814
Gates Corp./DE, 6.88%, 07/01/29(a)	USD92	94,675
		130,489
Diversified Financial Services — 0.8%
Ally Financial Inc., 5.74%, 05/15/29, (1-day SOFR Index + 1.960%)(b)(f)	USD1,555	1,583,686
Azorra Finance Ltd., 7.25%, 01/15/31(a)	USD49	50,011
Capital One Financial Corp., 1.88%, 11/02/27, (1-day SOFR + 0.855%)(b)	USD4,141	4,001,271
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD91	92,994
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)	USD112	114,551
9.13%, 05/15/31(a)	USD187	194,389
9.25%, 02/01/29(a)	USD17	17,719
GGAM Finance Ltd.
5.88%, 03/15/30(a)	USD186	186,697
6.88%, 04/15/29(a)(f)	USD330	339,970
8.00%, 02/15/27(a)	USD23	23,684
8.00%, 06/15/28(a)	USD27	28,561
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	USD92	94,760
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)	USD200	192,869
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	USD2,209	2,189,955
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)(f)	USD483	481,620
5.13%, 12/15/30(a)	USD178	177,662
6.00%, 01/15/27(a)	USD75	75,078
6.50%, 08/01/29(a)	USD294	300,706
7.13%, 02/01/32(a)(f)	USD183	191,097
Navient Corp.
7.88%, 06/15/32(f)	USD162	168,678
9.38%, 07/25/30	USD274	299,430
OneMain Finance Corp.
3.50%, 01/15/27	USD58	56,594
4.00%, 09/15/30	USD27	24,743
6.13%, 05/15/30	USD144	144,242
6.63%, 01/15/28	USD50	51,199
6.63%, 05/15/29	USD357	364,600
6.75%, 03/15/32	USD158	160,321
7.50%, 05/15/31	USD118	122,976
7.88%, 03/15/30	USD262	275,797
9.00%, 01/15/29(f)	USD61	64,008
Osaic Holdings Inc., 6.75%, 08/01/32(a)	USD63	63,760
PennyMac Financial Services Inc.
6.88%, 05/15/32(a)	USD152	154,864
Security	Par (000)	Value
Diversified Financial Services (continued)
7.13%, 11/15/30(a)	USD224	$230,899
7.88%, 12/15/29(a)	USD43	45,381
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)	USD210	220,039
Rocket Companies Inc., 6.13%, 08/01/30(a)	USD417	422,818
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(a)	USD2	1,950
Synchrony Financial
5.02%, 07/29/29, (1-day SOFR + 2.070%)(b)	USD1,600	1,599,065
5.45%, 03/06/31, (1-day SOFR + 1.680%)(b)(f)	USD5,737	5,776,908
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(b)	USD782	803,726
TER Finance Jersey Ltd., Series 22, 0.00%, 10/02/25(g)	USD4,420	4,320,550
UWM Holdings LLC, 6.63%, 02/01/30(a)(f)	USD190	190,084
		25,899,912
Electric — 2.5%
Calpine Corp.
4.50%, 02/15/28(a)	USD3	2,967
5.13%, 03/15/28(a)	USD98	97,526
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	USD82	80,624
Consumers Energy Co., 4.50%, 01/15/31	USD2,250	2,245,773
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	USD200	205,000
Dominion Energy Inc., 5.00%, 06/15/30	USD2,420	2,461,102
Duke Energy Carolinas LLC, 4.85%, 03/15/30	USD3,281	3,338,574
Duke Energy Corp.
2.65%, 09/01/26	USD4,712	4,616,186
3.40%, 06/15/29(f)	USD990	950,863
4.30%, 03/15/28	USD981	979,300
4.85%, 01/05/29(f)	USD3,890	3,935,267
5.00%, 12/08/25	USD738	738,974
Edison International
4.70%, 08/15/25	USD620	619,905
5.25%, 11/15/28(f)	USD98	97,328
Eversource Energy
4.75%, 05/15/26	USD1,456	1,456,264
5.00%, 01/01/27(f)	USD2,536	2,553,863
5.45%, 03/01/28	USD1,898	1,940,352
5.95%, 02/01/29(f)	USD1,068	1,112,689
Series O, 4.25%, 04/01/29	USD238	235,014
Exelon Corp.
5.15%, 03/15/28	USD2,608	2,651,589
5.15%, 03/15/29	USD1,666	1,703,878
FirstEnergy Corp.
2.65%, 03/01/30(f)	USD4,133	3,790,893
Series B, 3.90%, 07/15/27	USD3,936	3,887,156
FirstEnergy Transmission LLC, 4.55%, 01/15/30	USD1,307	1,304,559
Florida Power & Light Co.
4.40%, 05/15/28	USD86	86,333
5.05%, 04/01/28(f)	USD140	142,817
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/28	USD818	824,941
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27	USD1,095	1,077,928
4.69%, 09/01/27	USD4,665	4,687,894
4.85%, 02/04/28	USD1,301	1,314,689
4.90%, 03/15/29	USD710	719,905

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NRG Energy Inc., 2.45%, 12/02/27(a)(f)	USD1,993	$1,888,448
Ohio Edison Co., 4.95%, 12/15/29(a)(f)	USD1,960	1,982,218
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/29	USD3,815	3,849,108
Pacific Gas and Electric Co.
3.30%, 12/01/27	USD100	96,582
5.30%, 09/04/25, (1-day SOFR Index + 0.950%)(b)	USD7,217	7,218,379
5.55%, 05/15/29	USD10,209	10,405,748
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	USD95	92,101
Public Service Enterprise Group Inc., 4.90%, 03/15/30	USD2,175	2,203,638
Sempra, 3.70%, 04/01/29(f)	USD52	50,438
Southern California Edison Co., 5.30%, 03/01/28(f)	USD1,022	1,033,054
Southern Co. (The)
3.25%, 07/01/26(f)	USD596	589,471
4.85%, 06/15/28	USD458	463,814
5.50%, 03/15/29	USD4,035	4,180,554
Vistra Operations Co. LLC
5.05%, 12/30/26(a)	USD1,150	1,151,992
5.63%, 02/15/27(a)	USD78	77,910
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)(f)	USD320	335,648
		85,479,256
Electrical Components & Equipment — 0.0%
WESCO Distribution Inc., 6.38%, 03/15/29(a)	USD32	32,822
Electronics — 0.2%
Honeywell International Inc., 4.70%, 02/01/30	USD2,669	2,700,055
Imola Merger Corp., 4.75%, 05/15/29(a)	USD101	97,993
Sensata Technologies Inc.
3.75%, 02/15/31(a)(f)	USD214	195,252
4.38%, 02/15/30(a)	USD871	833,463
Tyco Electronics Group SA, 4.50%, 02/09/31	USD1,960	1,955,626
		5,782,389
Engineering & Construction — 0.0%
Arcosa Inc., 4.38%, 04/15/29(a)	USD95	91,641
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	USD1,186	1,076,476
Dycom Industries Inc., 4.50%, 04/15/29(a)(f)	USD27	26,171
		1,194,288
Entertainment — 0.2%
Boyne USA Inc., 4.75%, 05/15/29(a)	USD153	148,266
Caesars Entertainment Inc.
6.50%, 02/15/32(a)	USD294	299,826
7.00%, 02/15/30(a)	USD891	919,095
Churchill Downs Inc.
4.75%, 01/15/28(a)	USD171	168,654
5.50%, 04/01/27(a)	USD110	109,854
5.75%, 04/01/30(a)	USD814	811,990
6.75%, 05/01/31(a)	USD274	279,761
Flutter Treasury DAC, 5.88%, 06/04/31(a)	USD200	201,319
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)	USD123	120,430
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	USD118	114,688
4.75%, 10/15/27(a)(f)	USD72	70,887
6.50%, 05/15/27(a)	USD114	115,301
Security	Par (000)	Value
Entertainment (continued)
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	USD200	$174,602
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)	USD59	61,167
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	USD27	26,010
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(a)(f)	USD98	97,742
Vail Resorts Inc., 5.63%, 07/15/30(a)	USD88	88,484
Voyager Parent LLC, 9.25%, 07/01/32(a)(f)	USD149	157,619
Warnermedia Holdings Inc., 3.76%, 03/15/27	USD1,077	1,056,009
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(f)	USD150	148,843
7.13%, 02/15/31(a)(f)	USD373	396,726
		5,567,273
Environmental Control — 0.0%
Clean Harbors Inc.
4.88%, 07/15/27(a)	USD45	44,631
5.13%, 07/15/29(a)	USD27	26,554
GFL Environmental Inc.
4.00%, 08/01/28(a)(f)	USD178	172,517
6.75%, 01/15/31(a)	USD441	457,025
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	USD141	145,676
		846,403
Food — 0.1%
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28(a)(f)	USD603	591,319
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR100	115,859
Fiesta Purchaser Inc., 7.88%, 03/01/31(a)	USD10	10,566
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	USD663	630,724
4.88%, 05/15/28(a)	USD61	60,353
Performance Food Group Inc.
4.25%, 08/01/29(a)	USD27	25,959
5.50%, 10/15/27(a)	USD90	89,862
Post Holdings Inc.
4.50%, 09/15/31(a)	USD503	464,930
4.63%, 04/15/30(a)(f)	USD61	58,267
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)	USD38	35,960
U.S. Foods Inc.
4.75%, 02/15/29(a)	USD27	26,442
6.88%, 09/15/28(a)	USD30	30,896
		2,141,137
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(a)	USD272	269,318
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(a)(f)	USD60	62,993
NiSource Inc.
5.20%, 07/01/29	USD88	90,047
5.25%, 03/30/28(f)	USD89	90,800
		243,840
Health Care - Products — 0.1%
Avantor Funding Inc., 4.63%, 07/15/28(a)	USD680	664,763
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(f)	USD940	980,044

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Medline Borrower LP
3.88%, 04/01/29(a)	USD265	$252,724
5.25%, 10/01/29(a)(f)	USD909	891,240
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(f)	USD320	326,286
Teleflex Inc., 4.25%, 06/01/28(a)(f)	USD108	104,591
		3,219,648
Health Care - Services — 1.3%
Charles River Laboratories International Inc., 4.25%, 05/01/28(a)	USD40	38,774
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)	USD93	77,817
5.25%, 05/15/30(a)(f)	USD189	165,332
5.63%, 03/15/27(a)	USD1,167	1,168,837
6.00%, 01/15/29(a)	USD67	63,685
Elevance Health Inc.
3.65%, 12/01/27	USD23	22,632
4.10%, 03/01/28(f)	USD206	204,403
5.15%, 06/15/29(f)	USD2,326	2,373,691
Encompass Health Corp., 4.50%, 02/01/28	USD156	153,384
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(f)	USD19	17,372
HCA Inc.
3.13%, 03/15/27	USD352	344,120
4.13%, 06/15/29	USD8,584	8,413,964
4.50%, 02/15/27	USD1,700	1,696,219
5.00%, 03/01/28(f)	USD9,320	9,422,006
5.25%, 06/15/26	USD1,121	1,122,490
5.25%, 03/01/30	USD2,664	2,721,307
5.63%, 09/01/28	USD3,981	4,084,761
5.88%, 02/15/26	USD10,095	10,102,563
5.88%, 02/01/29	USD217	224,461
HealthEquity Inc., 4.50%, 10/01/29(a)	USD321	309,011
Humana Inc., 3.95%, 03/15/27(f)	USD133	132,003
IQVIA Inc.
5.00%, 05/15/27(a)	USD200	198,850
6.25%, 06/01/32(a)	USD385	394,800
LifePoint Health Inc.
8.38%, 02/15/32(a)	USD313	332,999
9.88%, 08/15/30(a)	USD438	472,070
11.00%, 10/15/30(a)(f)	USD525	577,025
Star Parent Inc., 9.00%, 10/01/30(a)(f)	USD649	682,488
Tenet Healthcare Corp.
4.63%, 06/15/28	USD142	139,585
6.13%, 06/15/30(f)	USD110	110,993
6.75%, 05/15/31(f)	USD536	551,517
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)	USD91	92,977
		46,412,136
Holding Companies - Diversified — 0.0%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(a)	USD13	12,752
8.00%, 06/15/27(a)(f)	USD7	7,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD21	18,008
5.25%, 05/15/27(f)	USD921	897,287
9.75%, 01/15/29(f)	USD51	51,510
10.00%, 11/15/29(a)(f)	USD119	120,479
		1,107,286
Security	Par (000)	Value
Home Builders — 0.0%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)	USD173	$161,100
Empire Communities Corp., 9.75%, 05/01/29(a)	USD15	15,297
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)	USD415	449,358
LGI Homes Inc., 8.75%, 12/15/28(a)	USD27	28,318
Mattamy Group Corp., 4.63%, 03/01/30(a)(f)	USD27	25,903
New Home Co. Inc. (The), 9.25%, 10/01/29(a)	USD38	39,393
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD18	18,688
Tri Pointe Homes Inc., 5.25%, 06/01/27	USD61	60,471
		798,528
Home Furnishings — 0.0%
Somnigroup International Inc., 4.00%, 04/15/29(a)	USD113	107,317
Whirlpool Corp., 6.13%, 06/15/30	USD86	85,795
		193,112
Housewares — 0.0%
Newell Brands Inc., 8.50%, 06/01/28(a)	USD98	102,692
Insurance — 0.3%
Acrisure LLC/Acrisure Finance Inc., 6.75%, 07/01/32(a)	USD58	58,725
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)(f)	USD827	809,644
6.75%, 04/15/28(a)	USD191	193,583
7.00%, 01/15/31(a)	USD992	1,020,046
AmWINS Group Inc.
4.88%, 06/30/29(a)	USD219	212,712
6.38%, 02/15/29(a)	USD38	38,696
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD1,232	1,284,560
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	USD1,268	1,312,993
HUB International Ltd., 7.25%, 06/15/30(a)	USD2,186	2,278,765
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30(a)	USD129	136,101
Nassau Companies of New York (The), 7.88%, 07/15/30(a)(f)	USD41	41,391
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	USD1,491	1,541,839
Ryan Specialty LLC, 4.38%, 02/01/30(a)(f)	USD27	25,907
		8,954,962
Internet — 0.6%
Acuris Finance U.S. Inc./Acuris Finance SARL, 5.00%, 05/01/28(a)	USD200	191,919
ANGI Group LLC, 3.88%, 08/15/28(a)(f)	USD27	25,154
Gen Digital Inc., 6.75%, 09/30/27(a)	USD62	63,019
Match Group Holdings II LLC
4.13%, 08/01/30(a)	USD119	110,982
4.63%, 06/01/28(a)	USD290	283,334
Netflix Inc.
4.88%, 06/15/30(a)	USD2,277	2,319,687
5.88%, 11/15/28	USD1,925	2,018,674
Rakuten Group Inc., 9.75%, 04/15/29(a)	USD3,542	3,878,197
Uber Technologies Inc.
4.30%, 01/15/30	USD2,749	2,725,160
4.50%, 08/15/29(a)	USD9,919	9,812,843
		21,428,969

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel — 0.0%
ATI Inc.
5.13%, 10/01/31	USD98	$95,132
5.88%, 12/01/27	USD268	267,445
7.25%, 08/15/30	USD458	480,112
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)(f)	USD386	385,950
Carpenter Technology Corp., 6.38%, 07/15/28(f)	USD12	12,046
Cleveland-Cliffs Inc., 6.88%, 11/01/29(a)	USD74	74,035
		1,314,720
Leisure Time — 0.1%
Acushnet Co., 7.38%, 10/15/28(a)(f)	USD27	28,128
Carnival Corp.
5.75%, 03/01/27(a)	USD118	119,177
5.75%, 08/01/32(a)	USD468	471,168
5.88%, 06/15/31(a)	USD187	189,805
Carnival PLC, 4.13%, 07/15/31(a)	EUR170	197,162
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28(a)	USD2	2,084
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)	USD9	9,006
NCL Corp. Ltd.
6.25%, 03/01/30(a)(f)	USD109	110,310
6.75%, 02/01/32(a)	USD501	514,587
8.13%, 01/15/29(a)	USD27	28,365
Sabre GLBL Inc.
8.63%, 06/01/27(a)(f)	USD21	21,334
10.75%, 11/15/29(a)(f)	USD121	124,626
11.13%, 07/15/30(a)(f)	USD191	201,362
Viking Cruises Ltd., 9.13%, 07/15/31(a)	USD273	293,725
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)(f)	USD27	26,821
		2,337,660
Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
5.88%, 04/01/29(a)	USD81	82,312
6.13%, 04/01/32(a)	USD477	486,469
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)(f)	USD800	762,000
Station Casinos LLC
4.50%, 02/15/28(a)	USD423	413,520
4.63%, 12/01/31(a)(f)	USD67	62,700
6.63%, 03/15/32(a)	USD46	46,907
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	USD85	84,844
Wynn Macau Ltd.
5.50%, 01/15/26(a)	USD927	926,073
5.63%, 08/26/28(a)	USD200	197,820
		3,062,645
Machinery — 0.1%
BWX Technologies Inc.
4.13%, 06/30/28(a)	USD183	177,104
4.13%, 04/15/29(a)	USD46	44,152
Chart Industries Inc., 7.50%, 01/01/30(a)	USD587	614,901
Esab Corp., 6.25%, 04/15/29(a)	USD172	175,742
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(f)	USD498	513,904
Mueller Water Products Inc., 4.00%, 06/15/29(a)(f)	USD36	34,386
Terex Corp., 5.00%, 05/15/29(a)	USD36	35,139
Security	Par (000)	Value
Machinery (continued)
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)(f)	USD1,101	$1,096,075
Vertiv Group Corp., 4.13%, 11/15/28(a)(f)	USD291	282,996
		2,974,399
Manufacturing — 0.0%
Axon Enterprise Inc., 6.13%, 03/15/30(a)(f)	USD21	21,447
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD39	35,623
4.50%, 08/15/30(a)(f)	USD27	25,262
4.75%, 03/01/30(a)	USD1,205	1,144,983
4.75%, 02/01/32(a)(f)	USD481	444,618
5.13%, 05/01/27(a)	USD116	115,050
5.38%, 06/01/29(a)	USD220	216,080
6.38%, 09/01/29(a)(f)	USD329	332,024
7.38%, 03/01/31(a)	USD301	309,443
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	USD9,120	8,381,460
4.20%, 03/15/28	USD5,303	5,243,497
6.10%, 06/01/29	USD3,815	3,979,647
6.15%, 11/10/26	USD10,626	10,779,519
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)	USD365	362,994
10.00%, 02/15/31(a)	USD399	384,786
Gray Television Inc., 10.50%, 07/15/29(a)(f)	USD209	226,180
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	USD200	153,500
Sirius XM Radio Inc.
4.00%, 07/15/28(a)	USD27	25,698
5.00%, 08/01/27(a)	USD363	359,051
Univision Communications Inc.
8.00%, 08/15/28(a)(f)	USD690	708,849
8.50%, 07/31/31(a)	USD186	188,896
9.38%, 08/01/32(a)	USD161	167,054
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)	USD475	464,336
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	USD200	193,958
		34,242,508
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)	USD187	185,055
6.38%, 06/15/30(a)(f)	USD201	204,037
		389,092
Mining — 0.8%
Anglo American Capital PLC, 3.75%, 06/15/29(c)	EUR2,790	3,286,310
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	USD124	131,441
11.50%, 10/01/31(a)	USD793	881,913
Constellium SE
3.75%, 04/15/29(a)(f)	USD655	614,719
5.63%, 06/15/28(a)	USD250	247,069
ERO Copper Corp., 6.50%, 02/15/30(a)	USD97	95,181

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
First Quantum Minerals Ltd., 9.38%, 03/01/29(a)	USD200	$211,250
Glencore Funding LLC
1.63%, 09/01/25(a)	USD441	439,825
1.63%, 04/27/26(a)(f)	USD3,448	3,370,606
4.00%, 03/27/27(a)	USD1,805	1,787,262
4.91%, 04/01/28(a)(f)	USD4,031	4,067,941
5.34%, 04/04/27(a)	USD1,478	1,494,693
5.37%, 04/04/29(a)	USD3,220	3,297,330
5.40%, 05/08/28(a)(f)	USD1,355	1,381,790
6.13%, 10/06/28(a)(f)	USD2,759	2,877,345
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)	USD742	691,978
4.63%, 03/01/28(a)	USD348	340,168
New Gold Inc., 6.88%, 04/01/32(a)	USD77	79,020
Novelis Corp.
4.75%, 01/30/30(a)	USD158	151,270
6.88%, 01/30/30(a)(f)	USD594	612,085
		26,059,196
Office & Business Equipment — 0.0%
Xerox Corp., 10.25%, 10/15/30(a)(f)	USD35	35,986
Oil & Gas — 1.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD89	93,249
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(a)	USD198	197,292
Canadian Natural Resources Ltd., 5.00%, 12/15/29(a)	USD1,676	1,687,080
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	USD182	188,735
Civitas Resources Inc.
8.38%, 07/01/28(a)	USD14	14,397
8.75%, 07/01/31(a)(f)	USD135	136,666
Comstock Resources Inc.
5.88%, 01/15/30(a)	USD32	30,208
6.75%, 03/01/29(a)	USD103	101,836
6.75%, 03/01/29(a)(f)	USD1,522	1,495,020
Crescent Energy Finance LLC, 7.63%, 04/01/32(a)	USD107	104,561
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	USD5	5,211
Diamondback Energy Inc.
3.50%, 12/01/29	USD4,943	4,716,019
5.15%, 01/30/30	USD4,099	4,173,541
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(a)(f)	USD22	24,278
EQT Corp.
3.13%, 05/15/26(a)	USD960	946,261
3.90%, 10/01/27	USD3,090	3,047,070
4.50%, 01/15/29(a)	USD2,340	2,311,890
4.75%, 01/15/31(a)	USD3,350	3,300,191
5.00%, 01/15/29	USD2,177	2,190,306
6.38%, 04/01/29(a)	USD5,135	5,286,804
7.00%, 02/01/30(f)	USD4,732	5,118,121
7.50%, 06/01/30(a)	USD7,930	8,689,931
Expand Energy Corp., 5.38%, 03/15/30	USD5,052	5,057,334
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD233	228,872
6.00%, 04/15/30(a)	USD337	331,386
6.25%, 11/01/28(a)	USD47	47,181
6.25%, 04/15/32(a)	USD19	18,240
Security	Par (000)	Value
Oil & Gas (continued)
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(a)(f)	USD259	$266,113
Matador Resources Co.
6.50%, 04/15/32(a)	USD121	121,357
6.88%, 04/15/28(a)	USD47	47,770
Nabors Industries Inc., 7.38%, 05/15/27(a)	USD91	91,842
Northern Oil & Gas Inc., 8.13%, 03/01/28(a)	USD293	295,852
Occidental Petroleum Corp., 5.00%, 08/01/27	USD560	564,027
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)	USD18	16,417
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD303	303,185
8.00%, 04/15/27(a)	USD64	65,441
9.88%, 07/15/31(a)	USD110	119,744
Petroleos Mexicanos, 7.50%, 03/20/26	USD3,200	3,188,000
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	USD62	64,686
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)(f)	USD27	26,301
Transocean Inc., 8.75%, 02/15/30(a)	USD57	58,888
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD14	14,836
Valaris Ltd., 8.38%, 04/30/30(a)	USD105	108,453
Viper Energy Partners LLC, 4.90%, 08/01/30	USD7,415	7,383,709
Vital Energy Inc., 9.75%, 10/15/30(f)	USD100	93,807
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(f)	USD92	91,544
		62,463,652
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD194	193,989
6.88%, 04/01/27(a)	USD143	143,078
Enerflex Ltd., 9.00%, 10/15/27(a)	USD39	40,161
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)(f)	USD239	244,770
Tidewater Inc., 9.13%, 07/15/30(a)(f)	USD88	92,294
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27(f)	USD43	42,990
7.13%, 03/15/29(a)	USD322	329,165
Weatherford International Ltd., 8.63%, 04/30/30(a)	USD90	92,458
		1,178,905
Packaging & Containers — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29(a)	USD400	364,339
6.00%, 06/15/27(a)	USD437	437,385
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	USD200	197,500
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	USD1,031	1,043,223
6.75%, 04/15/32(a)	USD399	408,700
6.88%, 01/15/30(a)(f)	USD277	283,269
LABL Inc.
5.88%, 11/01/28(a)(f)	USD171	151,698
8.63%, 10/01/31(a)(f)	USD96	79,738
9.50%, 11/01/28(a)	USD80	74,651

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(a)	USD4,132	$4,168,056
Sealed Air Corp.
4.00%, 12/01/27(a)	USD62	60,195
5.00%, 04/15/29(a)(f)	USD27	26,632
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(a)(f)	USD29	29,277
		7,324,663
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 04/15/32(a)	USD1,020	1,038,451
AbbVie Inc.
3.20%, 11/21/29	USD2,006	1,912,353
4.80%, 03/15/29	USD1,276	1,296,233
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	USD87	88,303
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)	USD116	123,404
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)	USD229	216,751
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD75	73,219
		4,748,714
Pipelines — 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27(a)	USD96	96,040
5.75%, 01/15/28(a)	USD27	26,958
Buckeye Partners LP, 4.50%, 03/01/28(a)	USD53	51,736
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	USD4,648	4,467,914
Cheniere Energy Partners LP
3.25%, 01/31/32	USD516	463,851
4.50%, 10/01/29	USD14,001	13,849,076
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	USD500	488,459
Enbridge Inc.
5.25%, 04/05/27	USD280	283,225
5.30%, 04/05/29	USD465	475,430
Energy Transfer LP
4.20%, 04/15/27(f)	USD1,684	1,673,793
5.25%, 07/01/29	USD3,457	3,535,180
6.10%, 12/01/28	USD5,606	5,864,935
Excelerate Energy LP, 8.00%, 05/15/30(a)(f)	USD63	65,952
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28	USD9	9,090
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(a)	USD37	38,580
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD218	207,647
Kinetik Holdings LP, 6.63%, 12/15/28(a)	USD27	27,613
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	USD371	367,133
8.38%, 02/15/32(a)(f)	USD195	190,749
Prairie Acquiror LP, 9.00%, 08/01/29(a)	USD31	32,110
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	USD35	34,316
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	USD2,485	2,465,015
5.00%, 03/15/27	USD10,055	10,092,148
Security	Par (000)	Value
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD65	$64,416
7.38%, 02/15/29(a)	USD213	218,543
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	USD190	192,799
Venture Global LNG Inc.
8.38%, 06/01/31(a)	USD419	433,396
9.50%, 02/01/29(a)	USD1,453	1,584,611
9.88%, 02/01/32(a)(f)	USD783	844,813
		48,145,528
Real Estate — 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)	USD58	60,401
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(f)	USD84	80,445
CoreLogic Inc., 4.50%, 05/01/28(a)(f)	USD697	656,923
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)(f)	USD211	226,141
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)	USD55	54,663
		1,078,573
Real Estate Investment Trusts — 2.3%
American Tower Corp.
2.90%, 01/15/30	USD3,013	2,798,088
3.55%, 07/15/27(f)	USD609	598,653
3.65%, 03/15/27	USD3,679	3,625,117
4.90%, 03/15/30	USD7,890	7,960,960
5.00%, 01/31/30	USD726	737,158
5.20%, 02/15/29	USD1,273	1,298,642
Arbor Realty SR Inc., 7.88%, 07/15/30(a)(f)	USD62	63,314
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)(f)	USD29	28,169
Crown Castle Inc.
1.05%, 07/15/26	USD1,420	1,372,947
3.65%, 09/01/27	USD1,183	1,161,198
Equinix Inc.
1.00%, 09/15/25	USD2,518	2,505,581
1.55%, 03/15/28	USD892	828,553
1.80%, 07/15/27	USD2,345	2,228,319
2.15%, 07/15/30	USD2,095	1,863,511
3.20%, 11/18/29(f)	USD7,781	7,345,433
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	USD59	56,233
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	USD598	571,972
5.30%, 01/15/29	USD1,191	1,201,948
5.38%, 04/15/26(f)	USD7,653	7,655,227
Iron Mountain Inc., 5.25%, 07/15/30(a)	USD216	212,270
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(a)	USD323	335,728
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD323	314,130
4.75%, 10/15/27	USD90	89,031
7.25%, 07/15/28(a)	USD222	228,934
Rithm Capital Corp., 8.00%, 07/15/30(a)	USD65	66,172
RLJ Lodging Trust LP, 3.75%, 07/01/26(a)	USD65	64,031

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
SBA Communications Corp.
3.13%, 02/01/29(f)	USD132	$123,029
3.88%, 02/15/27	USD48	47,171
Service Properties Trust, 8.63%, 11/15/31(a)(f)	USD967	1,029,795
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(f)	USD27	26,539
6.50%, 07/01/30(a)	USD46	47,315
6.50%, 10/15/30(a)	USD270	277,915
7.25%, 04/01/29(a)	USD26	27,192
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	USD1,032	1,090,699
VICI Properties LP
4.75%, 02/15/28	USD2,742	2,752,933
4.75%, 04/01/28	USD3,481	3,500,688
4.95%, 02/15/30	USD3,208	3,221,565
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29(a)	USD603	583,313
4.13%, 08/15/30(a)	USD6,173	5,897,957
4.25%, 12/01/26(a)	USD2,465	2,444,646
4.50%, 09/01/26(a)	USD4,747	4,722,609
4.63%, 12/01/29(a)	USD5,383	5,275,285
5.75%, 02/01/27(a)	USD4,515	4,563,064
		80,843,034
Retail — 0.1%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30(a)	USD187	173,258
4.38%, 01/15/28(a)	USD575	561,883
Advance Auto Parts Inc., 7.00%, 08/01/30(a)	USD74	74,377
Asbury Automotive Group Inc., 4.75%, 03/01/30(f)	USD36	34,575
Boots Group Finco LP
5.38%, 08/31/32(a)	EUR180	210,295
Series 144*, 7.38%, 08/31/32(a)	GBP100	134,541
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29(a)	USD435	413,554
GYP Holdings III Corp., 4.63%, 05/01/29(a)	USD31	31,296
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD244	237,124
8.25%, 08/01/31(a)	USD179	189,260
QXO Building Products Inc., 6.75%, 04/30/32(a)(f)	USD424	436,624
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(f)	USD27	28,488
		2,525,275
Semiconductors — 0.7%
Broadcom Inc.
4.15%, 02/15/28	USD1,309	1,302,173
4.15%, 11/15/30	USD3,990	3,907,514
4.60%, 07/15/30	USD4,990	4,991,912
4.75%, 04/15/29	USD1,387	1,399,399
5.05%, 07/12/29	USD7,119	7,266,002
Foundry JV Holdco LLC, 5.90%, 01/25/30(a)(f)	USD1,747	1,822,142
Intel Corp., 5.13%, 02/10/30	USD2,252	2,285,358
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30(f)	USD287	271,424
		23,245,924
Software — 1.4%
AppLovin Corp., 5.13%, 12/01/29	USD16,474	16,673,082
Camelot Finance SA, 4.50%, 11/01/26(a)	USD46	45,399
Security	Par (000)	Value
Software (continued)
Capstone Borrower Inc., 8.00%, 06/15/30(a)	USD521	$541,434
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(f)	USD163	133,933
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(f)	USD25	21,208
Cloud Software Group Inc., 6.50%, 03/31/29(a)	USD2,947	2,976,131
CoreWeave Inc., 9.25%, 06/01/30(a)	USD141	141,712
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(f)	USD101	103,312
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	USD341	345,438
Fair Isaac Corp., 4.00%, 06/15/28(a)	USD62	59,880
Fidelity National Information Services Inc.
1.15%, 03/01/26	USD4,988	4,891,623
1.65%, 03/01/28	USD599	558,420
Oracle Corp.
1.65%, 03/25/26	USD2,242	2,198,042
2.30%, 03/25/28	USD2,334	2,210,071
2.80%, 04/01/27	USD1,725	1,677,832
2.95%, 04/01/30	USD600	558,258
3.25%, 11/15/27	USD479	466,048
4.20%, 09/27/29(f)	USD2,721	2,688,705
Paychex Inc., 5.10%, 04/15/30	USD3,962	4,047,894
SS&C Technologies Inc., 5.50%, 09/30/27(a)	USD677	677,147
Synopsys Inc.
4.65%, 04/01/28(f)	USD1,536	1,547,815
4.85%, 04/01/30	USD2,057	2,080,216
Twilio Inc., 3.63%, 03/15/29	USD136	128,804
UKG Inc., 6.88%, 02/01/31(a)	USD1,792	1,839,784
VMware LLC, 3.90%, 08/21/27(f)	USD54	53,377
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(f)	USD102	95,890
		46,761,455
Telecommunications — 1.4%
AT&T Inc.
1.65%, 02/01/28	USD3,194	2,990,080
4.35%, 03/01/29	USD730	727,899
4.70%, 08/15/30	USD3,457	3,483,289
CommScope LLC
4.75%, 09/01/29(a)(f)	USD183	177,702
9.50%, 12/15/31(a)(f)	USD72	75,821
Digicel International Finance Ltd. / Difl US LLC, 8.63%, 08/01/32(a)	USD371	374,733
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD164	163,794
5.88%, 10/15/27(a)(f)	USD105	105,019
8.63%, 03/15/31(a)	USD533	564,659
8.75%, 05/15/30(a)	USD52	54,422
Iliad Holding SASU
7.00%, 10/15/28(a)	USD200	202,999
8.50%, 04/15/31(a)	USD802	860,290
Level 3 Financing Inc.
10.75%, 12/15/30(a)(f)	USD247	278,184
11.00%, 11/15/29(a)	USD255	288,954
Motorola Solutions Inc., 4.60%, 05/23/29	USD119	119,319
NTT Finance Corp.
1.16%, 04/03/26(a)	USD200	195,395
1.59%, 04/03/28(a)	USD200	185,649
4.37%, 07/27/27(a)	USD1,931	1,924,314
4.62%, 07/16/28(a)	USD1,935	1,939,085
Rogers Communications Inc., 3.20%, 03/15/27	USD5,170	5,062,210

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
T-Mobile USA Inc.
1.50%, 02/15/26(f)	USD1,921	$1,889,740
2.63%, 02/15/29	USD1,393	1,308,651
3.38%, 04/15/29	USD4,998	4,798,492
3.75%, 04/15/27	USD2,830	2,796,482
3.88%, 04/15/30	USD2,131	2,065,435
4.75%, 02/01/28(f)	USD7,122	7,128,374
4.85%, 01/15/29	USD3,045	3,082,226
4.95%, 03/15/28	USD3,078	3,115,994
5.38%, 04/15/27(f)	USD428	427,500
Viavi Solutions Inc., 3.75%, 10/01/29(a)	USD12	11,098
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(f)	USD769	805,058
		47,202,867
Transportation — 0.1%
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)	USD169	170,948
Ryder System Inc.
4.90%, 12/01/29	USD49	49,573
5.25%, 06/01/28(f)	USD92	94,034
5.30%, 03/15/27	USD3,312	3,349,086
5.50%, 06/01/29	USD159	164,265
5.65%, 03/01/28	USD137	141,111
6.30%, 12/01/28(f)	USD125	131,938
		4,100,955
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	USD82	81,802
7.00%, 05/01/31(a)	USD9,758	10,124,374
7.88%, 12/01/30(a)	USD118	125,112
		10,331,288
Total Corporate Bonds & Notes — 32.1% (Cost: $1,094,213,025)		1,107,560,632
Foreign Government Obligations
Canada — 0.1%
OMERS Finance Trust, 4.38%, 03/20/30(a)(f)	$4,795	4,824,708
Total Foreign Government Obligations — 0.1% (Cost: $4,782,437)		4,824,708
Municipal Debt Obligations
Arizona — 0.0%
Maricopa County Industrial Development Authority RB, 7.38%, 10/01/29(a)	1,010	1,042,130
Massachusetts — 0.0%
Massachusetts Educational Financing Authority RB, 6.35%, 07/01/49	1,410	1,446,370
Total Municipal Debt Obligations — 0.0% (Cost: $2,420,000)		2,488,500
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 0.9%
Federal National Mortgage Association, 5.81%, 06/01/31	10,290	10,613,741
Uniform Mortgage-Backed Securities
2.00%, 05/01/42	6,522	5,571,028
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/01/33	$6,213	$5,930,517
3.50%, 12/01/31	3,899	3,804,762
3.50%, 02/01/32	5,269	5,140,616
		31,060,664
U.S. Government Obligations — 27.6%
U.S. Treasury Note/Bond
0.38%, 07/31/27	17,000	15,846,524
0.63%, 07/31/26	40,000	38,615,000
0.75%, 05/31/26	400	388,697
0.75%, 08/31/26	75,000	72,316,406
0.88%, 06/30/26	148,100	143,721,794
1.00%, 07/31/28	43,610	40,082,019
1.25%, 06/30/28	221,600	205,663,843
1.25%, 09/30/28	63,000	58,087,969
1.63%, 10/31/26	70,000	67,894,532
1.88%, 06/30/26	20,200	19,781,797
2.13%, 05/31/26	57,800	56,804,756
3.88%, 03/15/28	15,000	14,996,484
4.38%, 08/15/26	75,300	75,464,131
4.38%, 08/31/28	91,000	92,261,914
4.50%, 07/15/26	51,100	51,246,513
		953,172,379
Total U.S. Government & Agency Obligations — 28.5% (Cost: $987,166,841)		984,233,043
Total Long-Term Investments — 92.6% (Cost: $3,178,800,387)		3,198,556,962
	Shares
Short-Term Securities
Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(h)(i)(j)	81,794,479	81,827,197
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(h)(i)	183,060,000	183,060,000
Total Short-Term Securities — 7.7% (Cost: $264,884,718)		264,887,197
Total Investments — 100.3% (Cost: $3,443,685,105)		3,463,444,159
Liabilities in Excess of Other Assets — (0.3)%		(11,412,379)
Net Assets — 100.0%		$3,452,031,780

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	All or a portion of this security is on loan.
(g)	Zero-coupon bond.
(h)	Affiliate of the Fund.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF

(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$145,737,725	$—	$(63,838,546)(a)	$(54,330)	$(17,652)	$81,827,197	81,794,479	$160,023 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	103,390,000	79,670,000 (a)	—	—	—	183,060,000	183,060,000	1,306,527	—
				$(54,330)	$(17,652)	$264,887,197		$1,466,550	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Schatz	321	09/08/25	$39,215	$(74,225)
2-Year U.S. Treasury Note	7,423	09/30/25	1,536,677	(1,596,440)
				(1,670,665)
Short Contracts
10-Year U.S. Treasury Note	(232)	09/19/25	25,770	23,420
10-Year U.S. Ultra Treasury Note	(201)	09/19/25	22,732	(348,283)
U.S. Long Bond	(106)	09/19/25	12,101	(372,525)
Ultra U.S. Treasury Bond	(24)	09/19/25	2,812	(79,026)
5-Year U.S. Treasury Note	(3,571)	09/30/25	386,365	(1,432,466)
				(2,208,880)
				$(3,879,545)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,957,375	AUD	13,807,000	State Street Bank & Trust Company	09/17/25	$77,187
USD	174,358	EUR	152,000	Citibank N.A.	09/17/25	390
USD	146,778	EUR	125,000	Deutsche Bank Securities Inc.	09/17/25	3,712
USD	74,932,848	EUR	64,207,000	State Street Bank & Trust Company	09/17/25	1,446,155
USD	71,286,853	GBP	52,611,000	Barclays Bank PLC	09/17/25	1,776,350
USD	2,501,919	GBP	1,830,000	Morgan Stanley & Co. International PLC	09/17/25	84,094
						3,387,888
AUD	597,000	USD	389,265	State Street Bank & Trust Company	09/17/25	$(5,295)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,969,000	USD	2,297,706	HSBC Bank PLC	09/17/25	$(44,131)
GBP	309,000	USD	424,497	Citibank N.A.	09/17/25	(16,242)
						(65,668)
						$3,322,220
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	USD	310	$(22,415)	$(23,726)	$1,311
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$528,755,790	$2,009,850	$530,765,640
Collateralized Mortgage Obligations	—	568,684,439	—	568,684,439
Corporate Bonds & Notes	—	1,107,560,632	—	1,107,560,632
Foreign Government Obligations	—	4,824,708	—	4,824,708
Municipal Debt Obligations	—	2,488,500	—	2,488,500
U.S. Government & Agency Obligations	—	984,233,043	—	984,233,043
Short-Term Securities
Money Market Funds	264,887,197	—	—	264,887,197
	$264,887,197	$3,196,547,112	$2,009,850	$3,463,444,159
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$1,311	$—	$1,311
Foreign Currency Exchange Contracts	—	3,387,888	—	3,387,888
Interest Rate Contracts	23,420	—	—	23,420
Liabilities
Foreign Currency Exchange Contracts	—	(65,668)	—	(65,668)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Short Duration Bond Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Interest Rate Contracts	$(3,902,965)	$—	$—	$(3,902,965)
	$(3,879,545)	$3,323,531	$—	$(556,014)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
RB	Revenue Bonds

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate